UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-06017
Investment Company Act File Number
Artio Select Opportunities Fund Inc.
(Exact Name of Registrant as Specified in Charter)
330 Madison Avenue, New York, NY 10017
(Address of Principal Executive Offices)
Anthony Williams
c/o Artio Global Management LLC
330 Madison Avenue, New York, NY 10017
(Name and Address of Agent for Services)
(212) 297-3600
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
July 31
Date of Reporting Period

Item 1. Schedule of Investments

PORTFOLIO OF INVESTMENTS (Unaudited)	July 31, 2012

Artio Select Opportunities Fund Inc.

Share		Fair
Amount	Description	Value
COMMON STOCKS—96.0%†
	United States—54.1%
4,089	Advance Auto Parts	$286,843
738	Apple Inc (1)	450,741
3,143	Bed Bath & Beyond (1)	191,566
6,232	Broadcom Corp-Class A	211,140
972	Chipotle Mexican Grill (1)	284,145
15,194	Citigroup Inc	412,213
5,029	Coach Inc	248,081
11,464	EMC Corp (1)	300,471
1,787	Equinix Inc (1)	318,408
3,921	Express Scripts Holding (1)	227,183
7,218	Exxon Mobil	626,883
9,360	Johnson & Johnson	647,899
3,806	Joy Global	197,684
21,869	JPMorgan Chase	787,284
5,419	Lululemon Athletica (1)	306,065
700	MasterCard Inc-Class A	305,599
5,112	Motorola Solutions	247,114
4,564	National-Oilwell Varco	329,977
6,498	NetApp Inc (1)	212,290
5,320	Parker Hannifin	427,302
16,734	Pfizer Inc	402,285
6,802	Procter & Gamble	439,001
7,242	QUALCOMM Inc	432,203
9,433	State Street	380,904
2,106	Stericycle Inc (1)	195,542
3,717	Tiffany & Co	204,175
2,486	Union Pacific	304,808
3,662	UnitedHealth Group	187,092
19,085	Wells Fargo	645,264
9,324	Whiting Petroleum (1)	376,690

		10,586,852

	Canada—7.1%
10,099	Barrick Gold	332,603
2,535	Canadian Pacific Railway	206,154
48,754	Ivanhoe Mines (1)	411,026
14,368	Suncor Energy	439,512

		1,389,295

	Japan—5.9%
1,150	Fanuc Ltd (2)	178,262
8,290	Komatsu Ltd (2)	183,554

1

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2012

Artio Select Opportunities Fund Inc.

Share		Fair
Amount	Description	Value
COMMON STOCKS—Continued
	Japan—Continued

10,556	Toyota Motor (2)	$403,704
6,970	Unicharm Corp (2)	384,435

		1,149,955

	Australia—4.6%
12,531	BHP Billiton (2)	416,529
19,468	Newcrest Mining (2)	476,312

		892,841

	China—4.5%
1,775	Baidu Inc Sponsored ADR (1)	213,923
171,500	Sun Art Retail Group (2)	203,142
8,400	Tencent Holdings (2)	249,363
115,250	Wumart Stores (2)	223,042

		889,470

	Switzerland—4.3%
15,107	ABB Ltd (2)	262,987
1,197	Roche Holding (2)	212,148
35,131	UBS AG (1)(2)	369,751

		844,886

	United Kingdom—3.9%
11,374	Royal Dutch Shell-Class A (2)	385,962
16,968	Standard Chartered (2)	386,960

		772,922

	Germany—3.7%
3,819	BMW AG (2)	284,354
2,160	Brenntag AG (2)	236,689
3,288	SAP AG (2)	209,486

		730,529

	Indonesia—2.3%
1,678,500	Bumi Resources Tbk PT (2)	181,819
146,000	Sumber Alfaria Trijaya Tbk PT	84,839
82,500	United Tractors Tbk PT (2)	181,739

		448,397

	France—2.3%
7,240	Danone SA (2)	440,337

2

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2012

Artio Select Opportunities Fund Inc.

Share	Fair
Amount	Description	Value
COMMON STOCKS—Continued

Netherlands—2.2%
12,497	Unilever NV (2)	$433,505

Denmark—1.1%
1,359	Novo Nordisk-Class B (2)	210,136

TOTAL COMMON STOCKS (Cost $19,196,928)	18,789,125

Face
Value	Currency
REPURCHASE AGREEMENT—4.6%
United States—4.6%
890,912	USD	Fixed Income Clearing Corporation Repurchase Agreement, dated 07/31/2012, due 08/01/2012, with a maturity value of $890,912 and an effective yield of 0.01%, collateralized by a United States Treasury Bill, with a rate of 0.000%, a maturity of 05/02/2013, and an aggregate fair value of $909,090. (Cost $890,912)	890,912

TOTAL INVESTMENTS—100.6% (Cost $20,087,840)	19,680,037
OTHER ASSETS AND LIABILITIES—(0.6)%	(116,951)

TOTAL NET ASSETS—100.0%	$19,563,086

Notes to the Portfolio of Investments.

Aggregate cost for federal income tax purposes was $20,250,286.

3

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited)	July 31, 2012

Artio Select Opportunities Fund Inc.

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

		Contracts to Deliver				Net Unrealized
Expiration		Local		Value in	In Exchange	Appreciation
Date	Counterparty	Currency		USD	for USD	(Depreciation)
09/19/12	UBS AG	EUR	615,665	758,647	783,212	$24,565
09/19/12	UBS AG	JPY	62,592,468	801,841	782,689	(19,152)

Net unrealized appreciation on forward foreign exchange contracts to sell						$5,413

Glossary of Currencies

EUR	— Euro
JPY	— Japanese Yen
USD	— United States Dollar

4

PORTFOLIO OF INVESTMENTS-Industry Sector (Unaudited)	July 31, 2012

Artio Select Opportunities Fund Inc.

At July 31, 2012, sector diversification of the Fund’s investments was as follows:

	% of Net	Fair
	Assets	Value
INDUSTRY SECTOR
Information Technology	16.1%	$3,150,738
Financials	15.2	2,982,376
Industrials	12.1	2,374,721
Energy	12.0	2,340,843
Consumer Discretionary	11.3	2,208,933
Consumer Staples	11.3	2,208,301
Health Care	9.6	1,886,743
Materials	8.4	1,636,470
Short-term Investment	4.6	890,912

Total Investments	100.6	19,680,037
Other Assets and Liabilities (Net)	(0.6)	(116,951)

Net Assets	100.0%	$19,563,086

5

PORTFOLIO OF INVESTMENTS (Unaudited)	July 31, 2012

Artio International Equity Fund

Share		Fair
Amount	Description	Value
COMMON STOCKS—88.2%†
	United Kingdom—17.8%
347,997	AMEC PLC (2)	$6,054,090
1,035,234	ARM Holdings (2)	8,903,404
1,519,014	BG Group (2)	29,837,864
1,417,309	BHP Billiton (2)	41,286,414
1,359,383	Centrica PLC (2)	6,735,839
1,274,311	Compass Group (2)	13,626,026
1,734,524	Diageo PLC (2)	46,239,521
283,526	Genel Energy (1)(2)	2,840,658
2,037,476	GlaxoSmithKline PLC (2)	46,781,965
1,232,052	Hikma Pharmaceuticals (2)	13,395,955
3,481,887	HSBC Holdings (2)	29,096,612
1,095,835	National Grid (2)	11,358,319
523,704	Premier Oil (1)(2)	3,149,781
358,174	Reckitt Benckiser (2)	19,642,221
196,622	Rio Tinto (2)	9,079,231
1,577,788	Rolls-Royce Holdings (1)(2)	20,917,866
2,138,916	Royal Dutch Shell-Class A (2)	72,581,282
19,990,601	Vodafone Group (2)	57,075,809
1,843,422	WPP PLC (2)	23,204,769
604,935	Xstrata PLC (2)	7,963,471

		469,771,097

	Japan—13.0%
274,627	Aisin Seiki (2)	8,344,864
412,700	Bridgestone Corp (2)	9,285,592
317,600	Daikin Industries (2)	8,615,860
119,400	Fanuc Ltd (2)	18,508,186
1,338,000	Hitachi Ltd (2)	7,865,344
659,052	Honda Motor (2)	21,182,698
4,372,000	Isuzu Motors (2)	22,237,929
1,703,197	ITOCHU Corp (2)	17,634,501
2,167	KDDI Corp (2)	14,928,556
745,200	Komatsu Ltd (2)	16,499,966
273,497	Mitsubishi Corp (2)	5,406,339
701,000	Mitsubishi Electric (2)	5,543,936
1,722,800	Mitsubishi UFJ Financial (2)	8,277,256
364,300	Mitsui Co (2)	5,373,593
336,000	Nikon Corp (2)	9,318,033
1,474,600	Nissan Motor (2)	13,848,719
200,300	Nitto Denko (2)	8,600,162
83,200	Seven & I (2)	2,633,933

6

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2012

Artio International Equity Fund

Share		Fair
Amount	Description	Value
COMMON STOCKS—Continued
	Japan—Continued

116,400	SMC Corp (2)	$19,622,302
545,800	Softbank Corp (2)	20,841,609
260,700	Sumitomo Mitsui Financial (2)	8,208,402
915,900	Suzuki Motor (2)	16,695,147
1,071,189	Toyota Motor (2)	40,966,581
592,400	Unicharm Corp (2)	32,674,233

		343,113,741

	Switzerland—9.4%
287,916	ABB Ltd (1)(2)	5,012,131
116,585	Dufry Group (1)(2)	14,179,861
37,792	Flughafen Zuerich (2)	13,638,057
683,074	Nestle SA (2)	42,008,725
950,348	Novartis AG (2)	55,745,290
200,942	Roche Holding (2)	35,613,496
25,308	Swatch Group (2)	10,025,856
263,785	Swiss Reinsurance (1)(2)	16,573,850
94,478	Syngenta AG (2)	32,199,548
977,541	UBS AG (1)(2)	10,288,536
53,859	Zurich Financial Services (1)(2)	11,959,654

		247,245,004

	France—7.9%
234,328	BNP Paribas (2)	8,679,929
397,360	Danone SA (2)	24,167,445
151,194	Essilor International (2)	13,138,408
295,215	Eutelsat Communications (2)	8,908,967
541,125	France Telecom (2)	7,216,858
445,280	GDF Suez (2)	9,917,763
88,309	Iliad SA (2)	12,157,589
3,218,252	L’ Occitane International (2)	8,414,982
189,806	LVMH (2)	28,493,110
49,413	PPR (2)	7,375,258
534,761	Sanofi (2)	43,551,474
342,418	Schneider Electric (2)	19,268,111
478,462	SES SA FDR (2)	11,502,813
213,469	Societe Generale (1)(2)	4,673,098

		207,465,805

	Germany—6.2%
108,474	BMW AG (2)	8,076,711
76,299	Brenntag AG (2)	8,360,711

7

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2012

Artio International Equity Fund

Share		Fair
Amount	Description	Value
COMMON STOCKS—Continued
	Germany—Continued

179,529	Daimler AG (2)	$8,958,677
327,497	Deutsche Post (2)	5,881,676
1,208,326	Deutsche Telekom (2)	13,629,516
1,036,292	E.ON AG (2)	22,061,900
752,548	Fraport AG (2)	42,670,345
262,953	Fresenius SE (2)	28,050,708
27,862	Henkel AG (2)	1,649,823
327,276	RWE AG (2)	12,848,790
178,172	SAP AG (2)	11,351,754

		163,540,611

	Canada—5.5%
860,226	Barrick Gold	28,330,899
181,393	Cenovus Energy	5,546,938
2,215,736	Ivanhoe Mines (1)	18,680,005
874,169	Potash Corp of Saskatchewan	38,724,038
1,726,869	Suncor Energy	52,824,308

		144,106,188

	China—4.5%
523,000	Anhui Conch Cement-Class H (2)	1,368,609
75,390	Baidu Inc Sponsored ADR (1)	9,086,003
7,896,000	Bank of China-Class H (2)	2,999,982
4,870,325	Belle International (2)	8,971,573
2,298,620	Changsha Zoomlion Heavy Industry Science & Technology Development-Class H (2)	2,566,118
9,827,000	China Construction Bank-Class H (2)	6,592,220
1,116,000	China Merchants Bank-Class H (2)	2,047,729
5,399,204	China Merchants Holdings International (2)	16,638,055
1,235,500	China Mobile (2)	14,449,163
2,774,000	China National Building Material-Class H (2)	2,692,612
1,404,000	China Resources Enterprise (2)	3,882,279
11,690,000	Dongfeng Motor Group-Class H (2)	16,193,425
1,313,012	Golden Eagle Retail (2)	2,346,774
6,687,000	Industrial Commercial Bank of China-Class H (2)	3,815,741
3,929,000	Intime Department Store (2)	3,671,680
6,646,000	PetroChina Co-Class H (2)	8,309,642
84,700	Tencent Holdings (2)	2,514,412
1,009,367	Tingyi (Cayman Islands) Holding (2)	2,481,543
1,879,999	Wumart Stores (2)	3,638,337

8

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2012

Artio International Equity Fund

Share		Fair
Amount	Description	Value
COMMON STOCKS—Continued
	China—Continued

2,220,000	Zhuzhou CSR Times Electric-Class H (2)	$5,256,842

		119,522,739

	Russia—2.4%
53,536,950	Chelindbank OJSC (1)(4)(10)	4,416,798
656,887	Holcim Russia (1)(4)(10)(12)	24,961,687
547,651	Kuban Trunk Grid (1)(4)	31,490
301,698	Pharmstandard (1)	13,324,312
6,953,705	Sberbank of Russia	19,380,261

		62,114,548

	Romania—2.1%
11,051,487	BRD-Groupe Societe Generale (2)	25,190,257
12,944,597	Cemacon SA (1)(2)	67,955
12,686,000	Dafora SA (1)(2)	129,064
13,915,995	Impact Developer & Contractor (1)(2)(10)	381,031
258,263,376	OMV Petrom (2)	26,870,758
1,932,100	Spicul Buzau (1)	88,258
11,918,318	Zentiva SA (2)	2,405,627

		55,132,950

	Netherlands—2.1%
148,123	ASML Holding (2)	8,566,820
701,746	ING Groep Dutch Certificate (1)(2)	4,590,295
102,895	Koninklijke Ten Cate (2)	2,397,555
473,374	Reed Elsevier (2)	5,545,734
916,585	Unilever NV (2)	31,795,204
70,482	Ziggo NV (1)(2)	2,036,041

		54,931,649

	Hong Kong—2.0%
367,000	Cheung Kong Holdings (2)	4,800,686
3,926,000	Hang Lung Properties (2)	13,888,706
490,000	Hutchison Whampoa (2)	4,392,808
3,655,000	Li & Fung (2)	7,159,133
3,058,200	Sands China (2)	8,967,238
5,870,000	Trinity Ltd (2)	3,819,707
4,377,600	Wynn Macau (2)	9,284,179

		52,312,457

	South Korea—1.6%
36,652	Samsung Electronics (2)	42,088,243

9

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2012

Artio International Equity Fund

Share		Fair
Amount	Description	Value
COMMON STOCKS—Continued

	Ireland—1.3%
1,105,068	CRH PLC (2)	$19,909,328
1,770,684	Dragon Oil (2)	15,817,071

		35,726,399

	Nigeria—1.3%
3,932,009	Guinness Nigeria	5,923,101
2,946,860	Nestle Foods Nigeria	8,730,520
12,506,240	Nigerian Breweries	9,349,514
45,328,796	Unilever Nigeria	9,875,555

		33,878,690

	Venezuela—1.1%
47,655	Banco Provincial (4)	389,330
156	Banco Venezolano de Credito (4)	54,621
15,843,815	Cemex Venezuela SACA-I (4)	1,193,539
2,797,732	Mercantil Servicios Financieros-Class B (4)	23,895,748
2,847,910	Siderurgica Venezolana Sivensa (4)(10)	4,834,648

		30,367,886

	Bulgaria—1.1%
1,276,434	Central Cooperative Bank (1)(2)	554,517
9,548,462	Chimimport AD (1)(2)(10)	5,248,258
4,078,860	LEV Insurance (4)(10)(12)	2,833,861
209,484	Sopharma AD (2)	327,072
1,365,515	Sparki Eltos Lovetch (1)(4)(10)	468,985
11,652,801	Vivacom (4)(12)	20,175,787

		29,608,480

	Denmark—1.1%
183,681	Novo Nordisk-Class B (2)	28,401,756

	Czech Republic—0.9%
137,474	Komercni Banka (2)	23,368,597

	Taiwan—0.8%
8,007,000	Taiwan Semiconductor Manufacturing (2)	21,424,260

	Sweden—0.8%
512,328	Atlas Copco-Class A (2)	11,496,200
137,492	Elekta AB-Class B (2)	6,390,228
440,868	TeliaSonera AB (2)	2,916,844

		20,803,272

10

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2012

Artio International Equity Fund

Share		Fair
Amount	Description	Value
COMMON STOCKS—Continued

	Spain—0.7%
603,538	Banco Bilbao Vizcaya Argentaria (2)	$3,906,762
1,489,439	Banco Santander (2)	8,977,499
1,753,815	Iberdrola SA (2)	6,327,909

		19,212,170

	Ukraine—0.7%
214,485	Anthousa Ltd Sponsored GDR (4)	1,584,894
8,916,599	Bank Forum (1)(4)	975,472
76,211,005	Bogdan Motors PJSC (1)	1,196,039
1,237,519	Chernivtsioblenergo (4)	294,147
5,006,914	Davento PLC GDR (4)(10)	2,453,390
1,600,000	Kirovogradoblenergo (1)(4)	167,927
168,262	Korukivskas Technical Papers Factory (1)(4)	675,230
115,161	Kyivmedpreparat (1)(4)	199,074
189,156	Lvivoblenergo (1)(4)	19,269
5,542,248	Oranta (1)(4)	615,900
130,452,980	Raiffeisen Bank Aval (1)(2)	1,571,637
75,228	Retail Group (1)(4)(12)	3,891,003
8,375,303	Slavutich Brewery (1)(4)	2,352,686
2,636,403	Tsukrovyy soyz Ukrros (1)(4)	260,426
6,928	Ukrnafta Sponsored ADR (4)	887,434
148,948	Zakhidenergo (1)(2)(4)	1,885,785

		19,030,313

	India—0.6%
2,993,804	Jain Irrigation Systems (2)	4,350,820
3,729,388	Mundra Port & Special Economic Zone (2)	8,050,520
102,295	State Bank of India (2)	3,675,766

		16,077,106

	Lebanon—0.6%
287,867	SOLIDERE-Class A (2)	3,991,263
777,179	SOLIDERE Sponsored GDR 144A (9)	10,686,211

		14,677,474

	Serbia—0.5%
442,809	AIK Banka AD (1)(4)	6,486,686
49,959	Energoprojekt Holding (1)	224,782
415,050	Komercijalna Banka (1)(4)	5,081,181
78,040	Privredna Banka (1)(4)	84,107
78,160	Toza Markovic ad Kikinda (1)(4)(10)(12)	1,599,675

11

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2012

Artio International Equity Fund

Share		Fair
Amount	Description	Value
COMMON STOCKS—Continued
	Serbia—Continued

3,816	Univerzal Banka (1)(4)	$67,879

		13,544,310

	Israel—0.5%
326,971	Teva Pharmaceutical Industries Sponsored ADR	13,369,844

	Finland—0.4%
616,310	Fortum Oyj (2)	10,321,987

	Italy—0.4%
8,454	Brunello Cucinelli SpA (1)(2)	114,705
3,186,105	Intesa Sanpaolo (2)	4,005,055
129,740	Saipem SpA (2)	5,957,110

		10,076,870

	Australia—0.4%
410,342	Newcrest Mining (2)	10,039,584

	Austria—0.3%
235,849	Flughafen Wien (2)	9,182,128

	Georgia—0.1%
161,478	Bank of Georgia Holdings (2)	2,956,634

	Mexico—0.1%
508,370	Grupo Financiero Banorte	2,733,460

	Latvia—0.0%
1,424,182	AS Parex Banka (4)(12)	249,282

	TOTAL COMMON STOCKS (Cost $2,765,077,649)	2,326,395,534

PREFERRED STOCKS—1.7%
	Germany—1.5%
260,266	Henkel AG 1.360% (2)	18,707,535
118,250	Volkswagen AG 2.250% (2)	20,196,605

		38,904,140

	Bulgaria—0.2%
6,416,021	Chimimport AD 9.000% (10)	6,990,445

	TOTAL PREFERRED STOCKS (Cost $43,290,181)	45,894,585

12

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2012

Artio International Equity Fund

Share			Fair
Amount		Description	Value
EXCHANGE-TRADED FUNDS—0.7%
	Multinational—0.6%
169,529	Market Vectors Gold Miners ETF		$7,252,451
48,858	SPDR Gold Trust (1)		7,648,231

			14,900,682

	Russia—0.1%
92,634	Renaissance Pre-IPO Fund (1)(4)		2,223,216

	TOTAL EXCHANGE-TRADED FUNDS (Cost $25,235,509)		17,123,898

EQUITY LINKED NOTES—0.3%
	Ukraine—0.2%
1,016	Laona Investments, Issued by HypoVereinsbank AG, Expires 09/11/2012 (1)(4)(12)		4,147,119
234	Laona Investments, Issued by HypoVereinsbank AG, Expires 04/19/2013 (1)(4)(12)		955,144

			5,102,263

	Ireland—0.1%
836,878	Ryanair Holdings, Issued by Barclays Bank, Expires 11/02/2012 144A (9)		4,091,708

	India—0.0%
11,142	Agre Developers, Issued by Merrill Lynch International, Expires 09/17/2015 144A (1)(9)		5,105

	TOTAL EQUITY LINKED NOTES (Cost $9,511,855)		9,199,076

Face
Value	Currency
FOREIGN GOVERNMENT BONDS—0.3%
	Venezuela—0.3%
		Bonos de la Deuda Publica Nacional
10,000,000	VEF	17.250% due 12/31/2015 (4)	1,116,711
49,500,000	VEF	16.000% due 08/23/2018 (4)	5,441,639
20,000,000	VEF	18.000% due 04/12/2018 (4)	2,411,671

		TOTAL FOREIGN GOVERNMENT BONDS (Cost $9,029,226)	8,970,021

13

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2012

Artio International Equity Fund

Share			Fair
Amount		Description	Value
FOREIGN GOVERNMENT COMPENSATION NOTES—0.1%
	Bulgaria—0.1%
11,796,324	Bulgaria Compensation Notes (1)		$1,314,581
3,752,865	Bulgaria Housing Compensation Notes (1)		401,679

		TOTAL FOREIGN GOVERNMENT COMPENSATION NOTES (Cost $6,799,933)	1,716,260

Face
Value	Currency
REPURCHASE AGREEMENT—6.8%
		United States—6.8%
180,420,292	USD	Fixed Income Clearing Corporation Repurchase Agreement, dated 07/31/2012, due 08/01/2012, with a maturity value of $180,420,342 and an effective yield of 0.01%, collateralized by a U.S. Treasury Bill, with a rate of 0.000%, a maturity of 05/02/2013, and an aggregate fair value of $184,030,785. (Cost $180,420,292)	180,420,292

		TOTAL INVESTMENTS—98.1% (Cost $3,039,364,645)	2,589,719,666
		OTHER ASSETS AND LIABILITIES—1.9%	48,830,628

		TOTAL NET ASSETS—100.0%	$2,638,550,294

Notes to the Portfolio of Investments.

Aggregate cost for federal income tax purposes was $3,098,563,697.

14

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited)	July 31, 2012

Artio International Equity Fund

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

		Contracts to Deliver
Expiration		Local		Value in	In Exchange	Net Unrealized
Date	Counterparty	Currency		USD	for USD	Appreciation
09/19/12	JPMorgan Chase Bank N.A.	EUR	44,819,646	55,228,600	56,435,554	$1,206,954

Glossary of Currencies

EUR	— Euro
USD	— United States Dollar
VEF	— Bolivar Fuerte

15

PORTFOLIO OF INVESTMENTS-Industry Sector (Unaudited)	July 31, 2012

Artio International Equity Fund

At July 31, 2012, sector diversification of the Fund’s investments was as follows:

	% of Net	Fair
	Assets	Value
INDUSTRY SECTOR
Consumer Discretionary	14.2%	$374,510,940
Financials	11.7	308,390,503
Health Care	11.6	305,797,472
Industrials	11.1	293,510,924
Consumer Staples	10.3	271,576,756
Materials	10.1	265,507,642
Energy	8.7	230,806,000
Telecommunication Services	6.3	165,427,772
Information Technology	4.2	111,800,240
Utilities	3.1	81,971,125
Short-term Investment	6.8	180,420,292

Total Investments	98.1	2,589,719,666
Other Assets and Liabilities (Net)	1.9	48,830,628

Net Assets	100.0%	$2,638,550,294

16

PORTFOLIO OF INVESTMENTS (Unaudited)	July 31, 2012

Artio International Equity Fund II

Share		Fair
Amount	Description	Value
COMMON STOCKS—87.8%†
	United Kingdom—18.7%
174,105	AMEC PLC (2)	$3,028,898
663,813	ARM Holdings (2)	5,709,043
947,408	BG Group (2)	18,609,855
863,911	BHP Billiton (2)	25,165,851
965,679	Centrica PLC (2)	4,785,007
788,017	Compass Group (2)	8,426,153
1,194,318	Diageo PLC (2)	31,838,529
1,555,587	GlaxoSmithKline PLC (2)	35,717,435
743,772	Hikma Pharmaceuticals (2)	8,086,944
2,156,105	HSBC Holdings (2)	18,017,630
685,729	National Grid (2)	7,107,575
357,549	Premier Oil (1)(2)	2,150,454
281,817	Reckitt Benckiser (2)	15,454,812
96,229	Rio Tinto (2)	4,443,477
1,023,892	Rolls-Royce Holdings (1)(2)	13,574,470
1,470,908	Royal Dutch Shell-Class A (2)	49,913,315
16,153,244	Vodafone Group (2)	46,119,647
1,138,103	WPP PLC (2)	14,326,301
387,528	Xstrata PLC (2)	5,101,487

		317,576,883

	Japan—13.2%
193,748	Aisin Seiki (2)	5,887,261
265,100	Bridgestone Corp (2)	5,964,648
219,400	Daikin Industries (2)	5,951,888
71,840	Fanuc Ltd (2)	11,135,914
894,000	Hitachi Ltd (2)	5,255,320
481,532	Honda Motor (2)	15,476,998
2,840,000	Isuzu Motors (2)	14,445,498
1,135,288	ITOCHU Corp (2)	11,754,505
1,366	KDDI Corp (2)	9,410,432
450,830	Komatsu Ltd (2)	9,982,125
154,038	Mitsubishi Corp (2)	3,044,939
401,000	Mitsubishi Electric (2)	3,171,353
1,096,400	Mitsubishi UFJ Financial (2)	5,267,694
259,500	Mitsui Co (2)	3,827,745
210,800	Nikon Corp (2)	5,845,957
975,000	Nissan Motor (2)	9,156,721
111,700	Nitto Denko (2)	4,795,996
52,900	Seven & I (2)	1,674,700
75,600	SMC Corp (2)	12,744,382

17

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2012

Artio International Equity Fund II

Share		Fair
Amount	Description	Value
COMMON STOCKS—Continued
	Japan—Continued

343,100	Softbank Corp (2)	$13,101,422
165,900	Sumitomo Mitsui Financial (2)	5,223,528
605,600	Suzuki Motor (2)	11,038,958
753,294	Toyota Motor (2)	28,808,996
376,400	Unicharm Corp (2)	20,760,603

		223,727,583

	Switzerland—9.5%
189,537	ABB Ltd (1)(2)	3,299,519
54,477	Dufry Group (1)(2)	6,625,864
8,292	Flughafen Zuerich (2)	2,992,347
497,420	Nestle SA (2)	30,591,092
751,396	Novartis AG (2)	44,075,210
138,936	Roche Holding (2)	24,624,005
14,476	Swatch Group (2)	5,734,720
158,664	Swiss Reinsurance (1)(2)	9,969,002
60,342	Syngenta AG (2)	20,565,477
600,748	UBS AG (1)(2)	6,322,821
33,370	Zurich Financial Services (1)(2)	7,409,972

		162,210,029

	France—8.1%
151,207	BNP Paribas (2)	5,600,978
301,886	Danone SA (2)	18,360,714
129,292	Essilor International (2)	11,235,175
196,666	Eutelsat Communications (2)	5,934,966
341,317	France Telecom (2)	4,552,065
339,761	GDF Suez (2)	7,567,529
57,326	Iliad SA (2)	7,892,128
1,439,479	L’ Occitane International (2)	3,763,904
114,602	LVMH (2)	17,203,710
27,015	PPR (2)	4,032,190
365,188	Sanofi (2)	29,741,278
213,450	Schneider Electric (2)	12,010,987
323,665	SES SA FDR (2)	7,781,303
128,367	Societe Generale (1)(2)	2,810,111

		138,487,038

	Germany—6.9%
57,348	BMW AG (2)	4,269,993
44,723	Brenntag AG (2)	4,900,668
111,801	Daimler AG (2)	5,578,982

18

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2012

Artio International Equity Fund II

Share		Fair
Amount	Description	Value
COMMON STOCKS—Continued
	Germany—Continued

209,349	Deutsche Post (2)	$3,759,799
771,095	Deutsche Telekom (2)	8,697,695
763,885	E.ON AG (2)	16,262,554
482,240	Fraport AG (2)	27,343,568
256,509	Fresenius SE (2)	27,363,290
37,742	Henkel AG (2)	2,234,858
233,321	RWE AG (2)	9,160,135
109,389	SAP AG (2)	6,969,429

		116,540,971

	Canada—6.1%
692,245	Barrick Gold	22,798,571
141,233	Cenovus Energy	4,318,858
1,595,437	Ivanhoe Mines (1)	13,450,506
598,377	Potash Corp of Saskatchewan	26,506,973
1,182,843	Suncor Energy	36,182,746

		103,257,654

	China—4.4%
103,500	Anhui Conch Cement-Class H (2)	270,843
48,033	Baidu Inc Sponsored ADR (1)	5,788,937
2,805,000	Bank of China-Class H (2)	1,065,723
2,950,675	Belle International (2)	5,435,407
728,120	Changsha Zoomlion Heavy Industry Science & Technology Development-Class H (2)	812,854
5,112,000	China Construction Bank-Class H (2)	3,429,269
298,500	China Merchants Bank-Class H (2)	547,712
3,599,912	China Merchants Holdings International (2)	11,093,401
1,167,500	China Mobile (2)	13,653,904
814,000	China Resources Enterprise (2)	2,250,837
7,408,000	Dongfeng Motor Group-Class H (2)	10,261,839
830,000	Golden Eagle Retail (2)	1,483,477
3,571,000	Industrial Commercial Bank of China-Class H (2)	2,037,687
2,499,500	Intime Department Store (2)	2,335,802
4,130,000	PetroChina Co-Class H (2)	5,163,831
34,700	Tencent Holdings (2)	1,030,107
709,128	Tingyi (Cayman Islands) Holding (2)	1,743,401
1,277,250	Wumart Stores (2)	2,471,845
1,293,000	Zhuzhou CSR Times Electric-Class H (2)	3,061,755

		73,938,631

19

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2012

Artio International Equity Fund II

Share		Fair
Amount	Description	Value
COMMON STOCKS—Continued

	Romania—2.9%
12,371,022	BRD-Groupe Societe Generale (2)	$28,197,945
199,825,709	OMV Petrom (2)	20,790,669

		48,988,614

	Netherlands—2.2%
102,887	ASML Holding (2)	5,950,558
394,760	ING Groep Dutch Certificate (1)(2)	2,582,223
276,028	Reed Elsevier (2)	3,233,760
710,942	Unilever NV (2)	24,661,702
47,789	Ziggo NV (1)(2)	1,380,499

		37,808,742

	South Korea—1.7%
25,461	Samsung Electronics (2)	29,237,388

	Russia—1.6%
1,322,384	AvtoVAZ (1)	648,216
297,254	Pharmstandard (1)	13,128,045
5,084,847	Sberbank of Russia	14,171,677

		27,947,938

	Hong Kong—1.6%
204,000	Cheung Kong Holdings (2)	2,668,501
2,204,000	Hang Lung Properties (2)	7,796,920
327,000	Hutchison Whampoa (2)	2,931,527
958,000	Li & Fung (2)	1,876,457
1,838,600	Sands China (2)	5,391,133
2,970,400	Wynn Macau (2)	6,299,736

		26,964,274

	Nigeria—1.5%
34,104,266	Nigerian Breweries	25,495,937

	Czech Republic—1.4%
143,517	Komercni Banka (2)	24,395,820

	Ireland—1.2%
679,521	CRH PLC (2)	12,242,510
989,103	Dragon Oil (2)	8,835,407

		21,077,917

	Sweden—1.1%
309,737	Atlas Copco-Class A (2)	6,950,232
212,739	Elekta AB-Class B (2)	9,887,490

20

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2012

Artio International Equity Fund II

Share		Fair
Amount	Description	Value
COMMON STOCKS—Continued
	Sweden—Continued

319,075	TeliaSonera AB (2)	$2,111,044

		18,948,766

	Denmark—1.1%
121,680	Novo Nordisk-Class B (2)	18,814,824

	Taiwan—0.9%
5,829,000	Taiwan Semiconductor Manufacturing (2)	15,596,604

	Spain—0.7%
372,489	Banco Bilbao Vizcaya Argentaria (2)	2,411,159
917,060	Banco Santander (2)	5,527,521
1,179,916	Iberdrola SA (2)	4,257,234

		12,195,914

	Lebanon—0.6%
750,148	SOLIDERE Sponsored GDR 144A (9)	10,314,535

	Israel—0.5%
190,331	Teva Pharmaceutical Industries Sponsored ADR	7,782,635

	Australia—0.4%
289,670	Newcrest Mining (2)	7,087,177

	Finland—0.4%
399,158	Fortum Oyj (2)	6,685,116

	Italy—0.4%
1,915,447	Intesa Sanpaolo (2)	2,407,789
78,466	Saipem SpA (2)	3,602,826

		6,010,615

	Mexico—0.3%
829,354	Grupo Financiero Banorte	4,459,363

	Ukraine—0.2%
59,934,020	Raiffeisen Bank Aval (1)(2)	722,057
22,900	Ukrnafta Sponsored ADR (4)	2,933,349

		3,655,406

	India—0.2%
1,269,836	Mundra Port & Special Economic Zone (2)	2,741,157
21,009	State Bank of India (2)	754,917

		3,496,074

	TOTAL COMMON STOCKS (Cost $1,620,248,520)	1,492,702,448

21

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2012

Artio International Equity Fund II

Share	Fair
Amount	Description	Value
PREFERRED STOCKS—1.6%
Germany—1.6%
209,075	Henkel AG 1.360% (2)	$15,028,002
68,672	Volkswagen AG 2.250% (2)	11,728,890

TOTAL PREFERRED STOCKS (Cost $22,780,669)	26,756,892

EXCHANGE-TRADED FUNDS—0.6%
Multinational—0.6%
115,594	Market Vectors Gold Miners ETF	4,945,111
33,314	SPDR Gold Trust (1)	5,214,974

TOTAL EXCHANGE-TRADED FUNDS (Cost $10,574,827)	10,160,085

EQUITY LINKED NOTES—0.1%
Ireland—0.1%
338,447	Ryanair Holdings, Issued by Barclays Bank, Expires 11/02/2012 144A (Cost $1,595,304) (9)	1,654,753

Face
Value	Currency
REPURCHASE AGREEMENT—7.7%
United States—7.7%
132,129,964	USD	Fixed Income Clearing Corporation Repurchase Agreement, dated 07/31/2012, due 08/01/2012, with a maturity value of $132,130,001 and an effective yield of 0.01%, collateralized by U.S. Treasury Notes, with rates ranging from 1.250%-5.625%, maturities ranging from 04/30/2018-01/31/2019, and an aggregate fair value of $134,773,845. (Cost $132,129,964)	132,129,964

TOTAL INVESTMENTS—97.8% (Cost $1,787,329,284)	1,663,404,142
OTHER ASSETS AND LIABILITIES—2.2%	37,214,747

TOTAL NET ASSETS—100.0%	$1,700,618,889

Notes to the Portfolio of Investments.

Aggregate cost for federal income tax purposes was $1,809,548,703.

22

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited)	July 31, 2012

Artio International Equity Fund II

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

		Contracts to Deliver				Net Unrealized
Expiration		Local		Value in	In Exchange	Appreciation
Date	Counterparty	Currency		USD	for USD	(Depreciation)
09/19/12	JPMorgan Chase Bank N.A.	EUR	44,712,832	55,096,979	56,158,835	$1,061,856
09/19/12	JPMorgan Chase Bank N.A.	GBP	7,151,361	11,204,454	11,138,674	(65,780)

Net unrealized appreciation on forward foreign exchange contracts to sell						$996,076

Glossary of Currencies

EUR	— Euro
GBP	— British Pound Sterling
USD	— United States Dollar

23

PORTFOLIO OF INVESTMENTS-Industry Sector (Unaudited)	July 31, 2012

Artio International Equity Fund II

At July 31, 2012, sector diversification of the Fund’s investments was as follows:

	% of Net	Fair
	Assets	Value
INDUSTRY SECTOR
Health Care	13.6%	$230,456,331
Consumer Discretionary	13.5	228,997,840
Consumer Staples	11.3	192,567,032
Financials	10.2	174,112,554
Industrials	9.3	158,739,888
Energy	9.1	155,530,208
Materials	9.0	152,588,953
Telecommunication Services	6.3	106,918,836
Information Technology	4.4	75,537,386
Utilities	3.3	55,825,150
Short-term Investment	7.8	132,129,964

Total Investments	97.8	1,663,404,142
Other Assets and Liabilities (Net)	2.2	37,214,747

Net Assets	100.0%	$1,700,618,889

24

PORTFOLIO OF INVESTMENTS (Unaudited)	July 31, 2012

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS—33.4%†
		Federal Home Loan Mortgage Corporation
17,780,667	USD	6.500% due 05/01/2022-12/01/2038	$20,236,446
20,837,671	USD	4.500% due 03/01/2039-11/01/2041	22,448,315

			42,684,761

17,570,000	USD	Federal Home Loan Mortgage Corporation TBA 3.500% due 08/01/2042	18,607,728

		Federal National Mortgage Association Corporation
34,285,328	USD	3.500% due 10/01/2018-06/01/2027	36,476,125
32,410,600	USD	4.500% due 10/01/2019-06/01/2040	35,144,888
10,527,190	USD	5.500% due 01/01/2029-02/01/2041	11,606,007
10,790,982	USD	5.000% due 05/01/2035	11,813,193
702,427	USD	2.881% due 02/01/2036 (6)	755,916

			95,796,129

		Federal National Mortgage Association Corporation TBA
42,040,000	USD	3.500% due 08/01/2042	44,614,950
53,960,000	USD	4.000% due 08/01/2042	57,846,809

			102,461,759

		Government National Mortgage Association
7,676,330	USD	6.000% due 04/15/2037-09/15/2038	8,688,188
11,112,527	USD	5.000% due 04/15/2038-03/15/2042	12,334,310
28,471,497	USD	4.500% due 02/15/2039-04/15/2041	31,432,803

			52,455,301

27,480,000	USD	Government National Mortgage Association TBA 4.000% due 08/01/2042	30,176,475

		U.S. Treasury Bonds
3,730,000	USD	5.250% due 02/15/2029	5,363,624
6,700,000	USD	4.250% due 11/15/2040	9,068,035
28,030,000	USD	4.750% due 02/15/2041	40,941,319
17,898,000	USD	3.125% due 11/15/2041-02/15/2042	19,951,049

			75,324,027

31,883,709	USD	U.S. Treasury Inflation Indexed Note (TIPS) 0.125% due 04/15/2017	34,020,905

		U.S. Treasury Notes
86,809,000	USD	0.625% due 01/31/2013-07/15/2014	87,287,448
19,880,000	USD	3.500% due 05/31/2013	20,429,026

25

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2012

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS—Continued
		U.S. Treasury Notes—Continued

3,400,000	USD	0.125% due 12/31/2013	$3,396,549
17,480,000	USD	0.250% due 02/28/2014-07/15/2015	17,474,012
20,970,000	USD	0.750% due 06/15/2014-06/30/2017	21,155,947
17,190,000	USD	0.375% due 11/15/2014-06/15/2015	17,242,515
62,895,000	USD	0.875% due 11/30/2016-02/28/2017	63,883,205
1,620,000	USD	0.500% due 07/31/2017	1,613,419
7,250,000	USD	1.000% due 06/30/2019	7,265,298
17,455,000	USD	1.750% due 05/15/2022	17,869,556

			257,616,975

		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $688,037,433)	709,144,060

CORPORATE BONDS—27.0%
		United States—16.3%
9,215,000	USD	Abbott Laboratories 5.125% due 04/01/2019 (5)	11,217,198

1,770,000	USD	American Express Credit 1.750% due 06/12/2015	1,813,618

4,930,000	USD	Amgen Inc 5.150% due 11/15/2041 (5)	5,478,443

5,430,000	USD	Anheuser-Busch InBev Worldwide 2.500% due 07/15/2022 (5)	5,547,950

7,063,000	USD	AT&T Inc 3.000% due 02/15/2022 (5)	7,474,723

		Bank of America
5,150,000	USD	4.500% due 04/01/2015	5,414,107
3,580,000	USD	3.700% due 09/01/2015	3,705,912
5,370,000	USD	3.750% due 07/12/2016	5,566,789

			14,686,808

1,510,000	USD	Best Buy 3.750% due 03/15/2016 (5)	1,461,665

7,430,000	USD	Burlington Northern Santa Fe 4.400% due 03/15/2042 (5)	7,891,730

1,570,000	USD	Cadbury Schweppes Finance 5.125% due 10/01/2013 144A (5)(9)	1,644,292

26

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2012

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value
CORPORATE BONDS—Continued
		United States—Continued

2,630,000	USD	CBS Corp 3.375% due 03/01/2022 (5)	$2,739,129

5,960,000	USD	Celgene Corp 3.950% due 10/15/2020 (5)	6,411,339

4,220,000	USD	Cisco Systems 5.500% due 01/15/2040 (5)	5,642,106

		Citigroup Inc
10,850,000	USD	4.450% due 01/10/2017	11,604,878
4,120,000	USD	6.125% due 11/21/2017	4,711,171

			16,316,049

		Comcast Corp
12,660,000	USD	5.700% due 07/01/2019 (5)	15,400,156
3,170,000	USD	6.950% due 08/15/2037 (5)	4,368,044

			19,768,200

		CSX Corp
3,892,000	USD	5.500% due 04/15/2041 (5)	4,764,575
2,050,000	USD	4.400% due 03/01/2043 (5)	2,168,523

			6,933,098

2,560,000	USD	Devon Energy 1.875% due 05/15/2017 (5)	2,607,844

7,470,000	USD	DIRECTV Holdings/Financing 2.400% due 03/15/2017 (5)	7,676,994

6,760,000	USD	Edison International 3.750% due 09/15/2017 (5)	7,206,228

1,080,000	USD	Estee Lauder 2.350% due 08/15/2022 (5)	1,083,361

8,120,000	USD	Freeport-McMoRan Copper & Gold 3.550% due 03/01/2022 (5)	8,213,445

2,710,000	USD	General Electric 5.250% due 12/06/2017	3,204,979

7,550,000	USD	General Electric Capital 5.625% due 05/01/2018	8,928,132

4,730,000	USD	Gilead Sciences 4.400% due 12/01/2021 (5)	5,383,733

27

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2012

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value
CORPORATE BONDS—Continued
		United States—Continued

		Goldman Sachs Group
3,590,000	USD	3.300% due 05/03/2015	$3,654,749
6,800,000	USD	3.625% due 02/07/2016	6,965,267
3,600,000	USD	5.750% due 01/24/2022	3,939,620

			14,559,636

3,110,000	USD	H.J. Heinz Finance 6.750% due 03/15/2032 (5)	4,061,113

6,150,000	USD	Harley-Davidson Financial Services 3.875% due 03/15/2016 144A (5)(9)	6,534,350

7,580,000	AUD	International Finance 3.250% due 07/26/2017	7,811,598

4,810,000	USD	JPMorgan Chase 4.350% due 08/15/2021	5,278,523

		Juniper Networks
1,780,000	USD	3.100% due 03/15/2016 (5)	1,856,706
4,765,000	USD	4.600% due 03/15/2021 (5)	5,102,381

			6,959,087

		Kellogg Co
7,598,000	USD	4.000% due 12/15/2020 (5)	8,529,682
1,790,000	USD	3.125% due 05/17/2022 (5)	1,881,002

			10,410,684

1,770,000	USD	Merck & Co 3.875% due 01/15/2021 (5)	2,032,017

4,050,000	USD	MetLife Inc 5.000% due 06/15/2015 (5)	4,476,902

5,510,000	USD	Metropolitan Life Global Funding I 2.500% due 09/29/2015 144A (9)	5,693,814

		Morgan Stanley
3,570,000	USD	4.750% due 03/22/2017	3,625,895
8,720,000	USD	5.550% due 04/27/2017 (5)	9,003,714

			12,629,609

2,930,000	USD	National Australia Bank 2.750% due 03/09/2017	3,027,129

5,270,000	USD	Newmont Mining 4.875% due 03/15/2042 (5)	5,505,295

28

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2012

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value
CORPORATE BONDS—Continued
		United States—Continued

5,886,000	USD	News America 6.150% due 03/01/2037 (5)	$7,166,028

630,000	USD	Norfolk Southern 5.590% due 05/17/2025 (5)	787,356

		Omnicom Group
590,000	USD	6.250% due 07/15/2019 (5)	717,942
1,885,000	USD	4.450% due 08/15/2020 (5)	2,105,191
1,820,000	USD	3.625% due 05/01/2022 (5)	1,940,005

			4,763,138

10,023,000	USD	Pfizer Inc 6.200% due 03/15/2019 (5)	12,932,076

2,790,000	USD	Phillips 66 4.300% due 04/01/2022 144A (5)(9)	3,058,989

4,020,000	USD	Procter & Gamble 2.300% due 02/06/2022 (5)	4,136,274

5,240,000	USD	Republic Services 5.500% due 09/15/2019 (5)	6,178,453

3,620,000	USD	Roche Holdings 6.000% due 03/01/2019 144A (5)(9)	4,614,544

3,490,000	USD	Ryder System 2.500% due 03/01/2017 (5)	3,531,280

4,557,000	USD	Sempra Energy 9.800% due 02/15/2019 (5)	6,444,405

8,960,000	USD	Time Warner Cable 5.000% due 02/01/2020 (5)	10,385,993

4,230,000	USD	Trustees of Dartmouth College 3.760% due 06/01/2043 (5)	4,375,309

600,000	USD	UnitedHealth Group 6.875% due 02/15/2038 (5)	866,308

1,920,000	USD	University of Notre Dame 3.720% due 03/01/2043 (5)	1,982,385

		Valero Energy
710,000	USD	8.750% due 06/15/2030 (5)	907,929
3,562,000	USD	6.625% due 06/15/2037 (5)	4,325,233

			5,233,162

29

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2012

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value
CORPORATE BONDS—Continued
		United States—Continued

6,850,000	USD	Validus Holdings 8.875% due 01/26/2040 (5)	$7,899,523

4,660,000	USD	Wal-Mart Stores 4.250% due 04/15/2021	5,495,352

3,285,000	USD	Williams Partners 4.125% due 11/15/2020 (5)	3,578,052

3,090,000	USD	Zimmer Holdings 4.625% due 11/30/2019 (5)	3,557,217

			345,296,665

		Australia—1.7%
5,675,000	USD	Australia & New Zealand Banking Group 2.400% due 11/23/2016 144A (9)	5,888,726

9,290,000	USD	Commonwealth Bank of Australia 5.000% due 10/15/2019 144A (9)	10,517,033

3,890,000	USD	National Australia Bank 2.000% due 06/20/2017 144A (9)	3,977,117

2,610,000	USD	Rio Tinto Finance 3.500% due 11/02/2020 (5)	2,847,074

		Westpac Banking
7,750,000	USD	1.375% due 07/17/2015 144A (9)	7,792,183
4,054,000	USD	3.000% due 08/04/2015	4,261,832

			12,054,015

			35,283,965

		Canada—1.5%
4,400,000	USD	Bank of Montreal 1.300% due 10/31/2014 144A (9)	4,480,357

3,900,000	USD	Bank of Nova Scotia 1.650% due 10/29/2015 144A (9)	4,020,171

6,070,000	USD	CDP Financial 4.400% due 11/25/2019 144A (5)(9)	6,995,924

		Toronto-Dominion Bank
5,180,000	USD	2.200% due 07/29/2015 144A (9)	5,421,175
3,780,000	USD	1.625% due 09/14/2016 144A (9)	3,889,707

30

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2012

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value
CORPORATE BONDS—Continued
		Canada—Continued
		Toronto-Dominion Bank—Continued

5,860,000	USD	2.375% due 10/19/2016	$6,146,314

			15,457,196

			30,953,648

		United Kingdom—1.2%
1,620,000	USD	Anglo American Capital 9.375% due 04/08/2014 144A (5)(9)	1,826,686

6,120,000	USD	AstraZeneca PLC 5.900% due 09/15/2017 (5)	7,474,484

4,240,000	USD	Royal Bank Of Scotland 3.950% due 09/21/2015	4,357,550

3,530,000	USD	Scottish Power 5.375% due 03/15/2015 (5)	3,639,102

8,034,000	USD	WPP Finance 2010 4.750% due 11/21/2021 (5)	8,834,990

			26,132,812

		Norway—1.2%
13,990,000	USD	DNB Bank ASA 3.200% due 04/03/2017 144A (9)	14,465,912

5,820,000	USD	Nordea Eiendomskreditt 2.125% due 09/22/2016 144A (9)	6,001,842

5,380,000	USD	Sparebank 1 Boligkreditt 2.625% due 05/27/2016 144A (9)	5,649,586

			26,117,340

		France—1.2%
8,170,000	USD	LVMH Moet Hennessy Louis Vuitton SA 1.625% due 06/29/2017 144A (5)(9)	8,209,592

		Pernod-Ricard SA
6,570,000	USD	4.250% due 07/15/2022 144A (5)(9)	7,058,092
3,990,000	USD	5.500% due 01/15/2042 144A (5)(9)	4,534,368

			11,592,460

1,210,000	USD	Sanofi 1.200% due 09/30/2014 (5)	1,229,628

31

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2012

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value
CORPORATE BONDS—Continued
		France—Continued

3,530,000	USD	Sanofi Aventis 4.000% due 03/29/2021 (5)	$4,058,589

			25,090,269

		Netherlands—0.8%
		Deutsche Telekom International Finance
2,310,000	USD	4.875% due 07/08/2014 (5)	2,455,777
2,160,000	USD	4.875% due 03/06/2042 144A (5)(9)	2,293,512

			4,749,289

1,780,000	USD	MDC-GMTN 3.750% due 04/20/2016 144A (9)	1,879,530

8,870,000	USD	Rabobank Nederland 3.875% due 02/08/2022	9,324,233

			15,953,052

		Sweden—0.5%
5,900,000	USD	Nordea Bank AB 3.125% due 03/20/2017 144A (9)	6,119,917

5,120,000	USD	Swedbank Hypotek AB 2.375% due 04/05/2017 144A (9)	5,304,033

			11,423,950

		Ireland—0.5%
5,475,000	USD	Iberdrola Finance 5.000% due 09/11/2019 144A (5)(9)	5,187,448

5,420,000	USD	Irish Life & Permanent 3.600% due 01/14/2013 144A (9)	5,412,092

			10,599,540

		Brazil—0.5%
740,000	USD	Embraer SA 5.150% due 06/15/2022 (5)	775,150

8,650,000	USD	Petrobras International Finance 5.875% due 03/01/2018 (5)	9,806,592

			10,581,742

		Switzerland—0.4%
2,970,000	USD	Credit Suisse Guernsey 1.625% due 03/06/2015 144A (9)	3,005,138

32

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2012

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value
CORPORATE BONDS—Continued
		Switzerland—Continued

6,210,000	USD	Noble Holding International 3.950% due 03/15/2022 (5)	$6,516,507

			9,521,645

		Hong Kong—0.3%
7,040,000	USD	Hutchison Whampoa International 11 3.500% due 01/13/2017 144A (9)	7,443,941

		Supranational—0.3%
6,100,000	AUD	International Bank for Reconstruction & Development 5.750% due 10/21/2019	7,173,886

		United Arab Emirates—0.3%
6,070,000	USD	IPIC GMTN 3.750% due 03/01/2017 144A (9)	6,367,430

		Chile—0.3%
5,610,000	USD	Corp Nacional del Cobre de Chile 3.875% due 11/03/2021 144A (9)	6,031,793

		TOTAL CORPORATE BONDS (Cost $542,186,478)	573,971,678

ASSET BACKED SECURITIES—23.3%
		United States—23.3%
		Ally Auto Receivables Trust
3,106,175	USD	Series 2010-2, Class A3 1.380% due 07/15/2014 (5)	3,118,145
9,324,825	USD	Series 2010-5, Class A3 1.110% due 01/15/2015 (5)	9,364,367

			12,482,512

		Ally Master Owner Trust
3,830,000	USD	Series 2011-3, Class A1 0.879% due 05/15/2016 (5)(6)	3,840,695
5,720,000	USD	Series 2012-1, Class A2 1.440% due 02/15/2017 (5)	5,777,677

			9,618,372

		Banc of America Commercial Mortgage
2,572,821	USD	Series 2006-3, Class AM 6.053% due 07/10/2044 (5)(6)	2,604,424

33

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2012

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value
ASSET BACKED SECURITIES—Continued
		United States—Continued
		Banc of America Commercial Mortgage—Continued

8,380,000	USD	Series 2006-1, Class AM 5.421% due 09/10/2045 (5)(6)	$9,183,152
3,995,000	USD	Series 2006-4, Class AM 5.675% due 07/10/2046 (5)	4,351,128

			16,138,704

935,372	USD	Banc of America Mortgage Securities Series 2004-7, Class 2A3 5.750% due 08/25/2034 (5)	951,891

2,101,417	USD	Bear Stearns Adjustable Rate Mortgage Trust Series 2004-3, Class 4A 4.756% due 07/25/2034 (5)(6)	2,082,408

		Bear Stearns Commercial Mortgage Securities
5,322,000	USD	Series 2005-PW10, Class AM 5.449% due 12/11/2040 (5)(6)	5,638,784
4,610,000	USD	Series 2006-PW13, Class AM 5.582% due 09/11/2041 (5)(6)	5,023,660
3,195,000	USD	Series 2006-T24, Class A4 5.537% due 10/12/2041 (5)	3,694,701

			14,357,145

3,500,000	USD	Chase Issuance Trust Series 2007-A17, Class A 5.120% due 10/15/2014 (5)	3,534,678

		Citicorp Mortgage Securities
1,394,617	USD	Series 2006-5, Class 1A2 6.000% due 10/25/2036 (5)	1,402,575
1,152,592	USD	Series 2006-6, Class A12 0.546% due 11/25/2036 (5)(6)	1,112,162

			2,514,737

5,590,000	USD	Citigroup Commercial Mortgage Trust Series 2007-C6, Class AM 5.888% due 12/10/2049 (5)(6)	5,994,663

2,875,128	USD	Citigroup Mortgage Loan Trust Series 2005-11, Class A3 4.900% due 11/25/2035 (5)(6)	2,667,048

34

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2012

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value
ASSET BACKED SECURITIES—Continued
		United States—Continued

6,505,000	USD	Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4, Class A4 5.322% due 12/11/2049 (5)	$7,329,479

		CNH Equipment Trust
3,034,711	USD	Series 2009-B, Class A4 5.170% due 10/15/2014 (5)	3,050,558
4,950,151	USD	Series 2011-B, Class A2 0.710% due 12/15/2014 (5)	4,953,766
4,250,000	USD	Series 2011-C, Class A2 0.900% due 04/15/2015 (5)	4,261,190
3,120,000	USD	Series 2012-A, Class A3 0.940% due 05/15/2017 (5)	3,145,495

			15,411,009

		Commercial Mortgage Pass Through Certificates
5,980,000	USD	Series 2012-9W57, Class A 2.365% due 02/10/2029 144A (9)	6,227,677
2,718,125	USD	Series 2010-C1, Class A1 3.156% due 07/10/2046 144A (5)(9)	2,885,458
7,240,000	USD	Series 2007-C9, Class A4 6.005% due 12/10/2049 (5)(6)	8,572,030

			17,685,165

		Countrywide Alternative Loan Trust
3,325,622	USD	Series 2004-2CB, Class 1A2 5.125% due 03/25/2034 (5)	3,383,168
4,923,688	USD	Series 2004-28CB, Class 3A1 6.000% due 01/25/2035 (5)	4,771,015
3,062,504	USD	Series 2005-10CB, Class 1A6 5.500% due 05/25/2035 (5)	3,020,494
4,155,076	USD	Series 2005-86CB, Class A8 5.500% due 02/25/2036 (5)	3,588,860

			14,763,537

1,789,409	USD	Countrywide Home Loans Series 2005-21, Class A2 5.500% due 10/25/2035 (5)	1,694,236

		Credit Suisse First Boston Mortgage Securities
4,418,975	USD	Series 2004-8, Class 5A1 6.000% due 12/25/2034 (5)	4,524,812

35

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2012

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value
ASSET BACKED SECURITIES—Continued
		United States—Continued
		Credit Suisse First Boston Mortgage Securities—Continued

1,601,864	USD	Series 2005-9, Class 1A3 5.250% due 10/25/2035 (5)	$1,507,258

			6,032,070

7,150,000	USD	Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class A3 5.467% due 09/15/2039 (5)	8,028,249

		DBUBS Mortgage Trust
9,800,000	USD	Series 2011-LC2A, Class A4 4.537% due 07/10/2044 144A (5)(9)	11,115,047
5,161,493	USD	Series 2011-LC1A, Class A1 3.742% due 11/10/2046 144A (5)(9)	5,603,502

			16,718,549

7,400,000	USD	Discover Card Master Trust Series 2012-A6, Class A6 1.670% due 01/18/2022 (5)	7,399,432

15,490,000	USD	Discover Card Master Trust I Series 2005-4, Class A2 0.339% due 06/16/2015 (6)	15,492,447

		FDIC Structured Sale Guaranteed Notes
5,370,341	USD	Series 2010-C1, Class A 2.980% due 12/06/2020 144A (5)(9)	5,630,432
2,012,425	USD	Series 2010-S1, Class 2A 3.250% due 04/25/2038 144A (5)(9)	2,086,633
4,232,878	USD	Series 2010-S2, Class 2A 2.570% due 07/29/2047 144A (5)(9)	4,240,920

			11,957,985

3,868,488	USD	FDIC Trust Series 2010-R1, Class A 2.184% due 05/25/2050 144A (5)(9)	3,873,324

43,729	USD	First Horizon Asset Securities Series 2006-3, Class 1A8 6.250% due 11/25/2036 (5)	43,723

5,185,085	USD	Ford Credit Auto Lease Trust Series 2011-B, Class A2 0.820% due 01/15/2014 (5)	5,194,457

36

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2012

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value
ASSET BACKED SECURITIES—Continued
		United States—Continued

1,379,397	USD	Ford Credit Auto Owner Trust Series 2011-B, Class A2 0.680% due 01/15/2014 (5)	$1,380,201

		Ford Credit Floorplan Master Owner Trust
8,620,000	USD	Series 2009-2, Class A 1.799% due 09/15/2014 (6)	8,640,931
4,350,000	USD	Series 2012-2, Class A 1.920% due 01/15/2019 (5)	4,462,911

			13,103,842

143,125	USD	GE Capital Commercial Mortgage Series 2004-C3, Class A3 4.865% due 07/10/2039 (5)(6)	143,853

2,600,000	USD	GE Capital Credit Card Master Note Trust Series 2011-1, Class A 0.799% due 01/15/2017 (5)(6)	2,615,064

3,440,000	USD	GE Dealer Floorplan Master Note Trust Series 2009-2A, Class A 1.799% due 10/20/2014 144A (5)(6)(9)	3,451,543

2,440,000	USD	GE Equipment Small Ticket Series 2011-1A, Class A3 1.450% due 01/21/2018 144A (5)(9)	2,457,113

1,730,000	USD	GE Equipment Transportation Series 2012-1, Class A3 0.990% due 11/23/2015 (5)	1,738,504

6,650,000	USD	Greenwich Capital Commercial Funding Series 2007-GG9, Class A4 5.444% due 03/10/2039 (5)	7,552,987

		GS Mortgage Securities
3,480,000	USD	Series 2012-SHOP 2.933% due 06/05/2031	3,549,598
7,510,000	USD	Series 2012-A, Class A 3.551% due 04/10/2034 144A (9)	8,048,313
9,364,457	USD	Series 2010-C2, Class A1 3.849% due 12/10/2043 144A (5)(9)	10,232,345
8,530,000	USD	Series 2011-GC3, Class A2 3.645% due 03/10/2044 144A (5)(9)	9,237,926

37

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2012

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value
ASSET BACKED SECURITIES—Continued
		United States—Continued
		GS Mortgage Securities—Continued

7,190,000	USD	Series 2012-GCJ7, Class A4 3.377% due 05/10/2045 (5)	$7,632,631

			38,700,813

3,690,000	USD	GS Mortgage Securities Corp II Series 2006-GG8, Class AM 5.591% due 11/10/2039 (5)	3,911,409

4,205,256	USD	GSR Mortgage Loan Trust Series 2005-6F, Class 1A6 5.250% due 07/25/2035 (5)	4,208,260

2,400,000	USD	Harley-Davidson Motorcycle Trust Series 2012-1, Class A2 0.500% due 08/15/2015 (5)	2,401,396

2,424,747	USD	Homebanc Mortgage Trust Series 2006-2, Class A1 0.426% due 12/25/2036 (5)(6)	1,639,073

8,590,000	USD	Hyundai Floorplan Master Owner Trust Series 2009-1A, Class A 1.499% due 11/17/2014 144A (5)(6)(9)	8,617,549

		Indymac INDA Mortgage Loan Trust
4,369,463	USD	Series 2005-AR2, Class 3A1 4.795% due 01/25/2036 (5)(6)	3,755,187
638,378	USD	Series 2006-AR1, Class A1 5.503% due 08/25/2036 (5)(6)	634,672

			4,389,859

		JP Morgan Mortgage Trust
2,768,115	USD	Series 2005-A2, Class 3A2 2.749% due 04/25/2035 (5)(6)	2,618,274
1,925,000	USD	Series 2005-A5, Class 2A2 2.923% due 08/25/2035 (5)(6)	1,768,420
3,959,485	USD	Series 2006-S1, Class 2A6 6.000% due 04/25/2036 (5)	3,985,958

			8,372,652

		JPMorgan Chase Commercial Mortgage Securities
2,900,000	USD	Series 2012-HSBC, Class A 3.093% due 07/05/2032 144A (9)	3,019,816

38

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2012

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value
ASSET BACKED SECURITIES—Continued
		United States—Continued
		JPMorgan Chase Commercial Mortgage Securities—Continued

6,510,000	USD	Series 2006-LDP8, Class AM 5.440% due 05/15/2045 (5)	$7,122,503
3,430,000	USD	Series 2006-LDP9, Class A3 5.336% due 05/15/2047 (5)	3,860,369

			14,002,688

		LB-UBS Commercial Mortgage Trust
4,070,000	USD	Series 2006-C4, Class AM 6.084% due 06/15/2038 (5)(6)	4,349,475
11,350,000	USD	Series 2006-C7, Class A3 5.347% due 11/15/2038 (5)	12,928,501

			17,277,976

2,218,888	USD	Massachusetts RRB Special Purpose Trust Series 2005-1, Class A4 4.400% due 03/15/2015 (5)	2,252,157

1,948,774	USD	MASTR Adjustable Rate Mortgages Trust Series 2006-2, Class 4A1 4.151% due 02/25/2036 (5)(6)	1,747,595

		MLCC Mortgage Investors
3,353,029	USD	Series 2006-1, Class 2A1 2.334% due 02/25/2036 (5)(6)	3,051,121
2,471,441	USD	Series 2007-2, Class 2A1 3.134% due 06/25/2037 (5)(6)	2,219,839
2,039,547	USD	Series 2007-3, Class 2A2 4.012% due 09/25/2037 (5)(6)	1,844,563

			7,115,523

		Morgan Stanley Capital I
6,681,000	USD	Series 2007-T27, Class A4 5.823% due 06/11/2042 (5)(6)	7,921,665
6,694,000	USD	Series 2011-C1, Class A2 3.884% due 09/15/2047 144A (5)(9)	7,264,198

			15,185,863

87,691	USD	Morgan Stanley Dean Witter Capital I Series 2001-TOP3, Class A4 6.390% due 07/15/2033 (5)	87,625

39

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2012

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value
ASSET BACKED SECURITIES—Continued
		United States—Continued

		Navistar Financial Dealer Note Master Trust
4,070,000	USD	Series 2009-1, Class A 1.696% due 10/26/2015 144A (6)(9)	$4,081,864
6,830,000	USD	Series 2011-1, Class A 1.396% due 10/25/2016 144A (6)(9)	6,882,344

			10,964,208

		NCUA Guaranteed Notes
5,322,064	USD	Series 2010-R2, Class 1A 0.614% due 11/06/2017 (5)(6)	5,330,579
6,120,205	USD	Series 2010-R3, Class 1A 0.804% due 12/08/2020 (5)(6)	6,166,106

			11,496,685

		Nissan Auto Lease Trust
2,108,766	USD	Series 2011-B, Class A2 0.429% due 02/17/2014 (5)(6)	2,110,220
7,110,000	USD	Series 2012-A, Class A3 0.980% due 05/15/2015 (5)	7,159,948

			9,270,168

7,074,813	USD	Nissan Auto Receivables Owner Trust Series 2011-B, Class A2 0.740% due 09/15/2014 (5)	7,087,233

701,286	USD	Residential Funding Mortgage Securities I Series 2006-S12, Class 3A4 5.750% due 12/25/2036 (5)	683,121

		SLM Student Loan Trust
5,161,331	USD	Series 2011-1, Class A1 0.766% due 03/25/2026 (5)(6)	5,163,058
12,357,017	USD	Series 2011-2, Class A1 0.846% due 11/25/2027 (5)(6)	12,425,315

			17,588,373

		Small Business Administration
2,735,308	USD	Series 2005-P10B, Class 1 4.940% due 08/10/2015 (5)	2,971,609
182,733	USD	Series 2006-P10A, Class 1 5.408% due 02/10/2016 (5)	198,693

40

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2012

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value
ASSET BACKED SECURITIES—Continued
		United States—Continued
		Small Business Administration—Continued

2,041,211	USD	Series 2007-P10A, Class 1 5.459% due 02/10/2017 (5)	$2,205,204

			5,375,506

5,320,000	USD	Structured Asset Securities Series 2004-18H, Class A5 4.750% due 10/25/2034 (5)	4,870,598

5,838,254	USD	Thornburg Mortgage Securities Trust Series 2007-4, Class 2A1 6.147% due 09/25/2037 (5)(6)	5,744,830

2,555,873	USD	Toyota Auto Receivables Owner Trust Series 2011-B, Class A2 0.530% due 04/15/2014 (5)	2,557,192

4,090,000	USD	UBS-BAMLL Trust Series 2012-WRM, Class A 3.663% due 06/10/2030 144A (9)	4,347,742

		WaMu Mortgage Pass Through Certificates
7,430,000	USD	Series 2005-AR5, Class A5 2.469% due 05/25/2035 (5)(6)	7,208,289
4,680,000	USD	Series 2005-AR7, Class A3 2.480% due 08/25/2035 (5)(6)	3,719,037
1,012,613	USD	Series 2005-AR14, Class 1A1 2.447% due 12/25/2035 (5)(6)	1,000,472

			11,927,798

4,010,000	USD	Wells Fargo Commercial Mortgage Trust Series 2010-C1, Class A2 4.393% due 11/15/2043 144A (5)(9)	4,473,019

		Wells Fargo Mortgage Backed Securities Trust
4,471,686	USD	Series 2005-AR13, Class 4A1 5.336% due 05/25/2035 (5)(6)	4,142,532
7,775,051	USD	Series 2006-5, Class 1A5 5.250% due 04/25/2036 (5)	7,947,455
2,534,473	USD	Series 2006-10, Class A4 6.000% due 08/25/2036 (5)	2,561,874
2,791,125	USD	Series 2006-19, Class A4 5.250% due 12/26/2036 (5)	2,647,337

			17,299,198

41

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2012

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value
ASSET BACKED SECURITIES—Continued
		United States—Continued

		WF-RBS Commercial Mortgage Trust
4,500,000	USD	Series 2011-C3, Class A4 4.375% due 03/15/2044 144A (5)(9)	$5,044,961
9,207,000	USD	Series 2011-C4, Class A4 4.902% due 06/15/2044 144A (5)(6)(9)	10,701,324

			15,746,285

			493,751,321

		Russia—0.0%
152,993	USD	CityMortgage MBS Finance Series 2006-1A, Class AFL 1.846% due 09/10/2033 144A (5)(6)(9)	148,403

		TOTAL ASSET BACKED SECURITIES (Cost $476,186,980)	493,899,724

FOREIGN GOVERNMENT AND AGENCY BONDS—16.1%
		Canada—5.6%
		Canada Housing Trust
10,940,000	CAD	2.050% due 06/15/2017 144A (9)	11,111,924
20,810,000	CAD	2.650% due 03/15/2022 144A (9)	21,552,466

			32,664,390

		Canadian Government Bond
53,830,000	CAD	1.500% due 03/01/2017	54,170,849
18,670,000	CAD	4.000% due 06/01/2017	20,937,543
4,080,000	CAD	2.750% due 06/01/2022	4,457,955

			79,566,347

6,420,000	USD	Province of British Columbia 2.850% due 06/15/2015	6,847,816

			119,078,553

		Mexico—3.6%
721,008,400	MXN	Mexican Bonos 10.000% due 12/05/2024	77,022,413

		Brazil—3.1%
128,348,000	BRL	Brazil Notas do Tesouro Nacional, Series F 10.000% due 01/01/2014	64,317,732

42

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2012

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value
FOREIGN GOVERNMENT AND AGENCY BONDS—Continued

		Australia—2.9%
23,450,000	AUD	Australia Government Bond 6.000% due 02/15/2017	$28,218,909

18,920,000	AUD	New South Wales Treasury 6.000% due 02/01/2018	22,237,942

9,900,000	AUD	Queensland Treasury 6.000% due 02/21/2018	11,438,083

			61,894,934

		Qatar—0.7%
13,460,000	USD	State of Qatar 4.000% due 01/20/2015 144A (5)(9)	14,254,140

		Norway—0.2%
4,660,000	USD	Kommunalbanken AS 1.375% due 06/08/2017 144A (9)	4,705,109

		TOTAL FOREIGN GOVERNMENT AND AGENCY BONDS (Cost $340,455,361)	341,272,881

MUNICIPAL OBLIGATIONS—1.4%
		United States—1.4%
5,485,000	USD	Commonwealth of Massachusetts, General Obligation 4.200% due 12/01/2021	6,350,259

5,870,000	USD	New York City Municipal Water Finance Authority, Revenue Bonds 5.440% due 06/15/2043	7,726,857

6,870,000	USD	State of Connecticut, General Obligation Unlimited 5.850% due 03/15/2032	8,925,710

5,060,000	USD	State of Washington, General Obligation Unlimited 5.090% due 08/01/2033	6,083,132

		TOTAL MUNICIPAL OBLIGATIONS (Cost $25,540,014)	29,085,958

43

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2012

Artio Total Return Bond Fund

Face			Fair
Value	Currency	Description	Value
REPURCHASE AGREEMENT—5.4%
		United States—5.4%
115,832,220	USD	Fixed Income Clearing Corporation Repurchase Agreement, dated 07/31/2012, due 08/01/2012, with a maturity value of $115,832,252 and an effective yield of 0.01%, collateralized by U.S. Government and Agency Obligations, with rates ranging from 0.000%-5.500%, maturities ranging from 09/12/2012-02/24/2032, and an aggregate fair value of $118,153,303. (Cost $115,832,220)	$115,832,220

		TOTAL INVESTMENTS—106.6% (Cost $2,188,238,486)	2,263,206,521
		OTHER ASSETS AND LIABILITIES—(6.6)%	(139,264,075)

		TOTAL NET ASSETS—100.0%	$2,123,942,446

Notes to the Portfolio of Investments.

Aggregate cost for federal income tax purposes was $2,190,259,191.

44

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited)	July 31, 2012

Artio Total Return Bond Fund

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

		Contracts to Receive				Net Unrealized
Expiration		Local		Value in	In Exchange	Appreciation
Date	Counterparty	Currency		USD	for USD	(Depreciation)
08/10/12	Deutsche Bank AG London	AUD	3,788,150	3,978,041	3,922,629	$55,412
08/02/12	Credit Suisse	BRL	29,410,442	14,352,158	13,992,313	359,845
09/05/12	Credit Suisse	BRL	29,410,442	14,266,563	14,361,269	(94,706)

Net unrealized appreciation on forward foreign exchange contracts to buy						$320,551

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

		Contracts to Deliver				Net Unrealized
Expiration		Local		Value in	In Exchange	Appreciation
Date	Counterparty	Currency		USD	for USD	(Depreciation)
08/10/12	Deutsche Bank AG London	AUD	25,043,269	26,298,629	25,550,778	$(747,851)
08/10/12	Westpac Banking	AUD	45,286,352	47,556,451	46,367,336	(1,189,115)
08/02/12	Credit Suisse	BRL	29,410,442	14,352,158	14,445,207	93,049
08/20/12	Deutsche Bank AG London	CAD	36,004,378	35,888,058	35,711,012	(177,046)
08/20/12	JPMorgan Chase Bank N.A.	CAD	46,580,806	46,430,317	46,188,206	(242,111)
09/04/12	Credit Suisse	MXN	197,233,903	14,785,705	14,817,139	31,434
09/04/12	JPMorgan Chase Bank N.A.	MXN	333,814,969	25,024,549	25,077,564	53,015

Net unrealized depreciation on forward foreign exchange contracts to sell						$(2,178,625)

Glossary of Currencies

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
MXN	— Mexican Peso
USD	— United States Dollar

45

PORTFOLIO OF INVESTMENTS-Industry Sector (Unaudited)	July 31, 2012

Artio Total Return Bond Fund

At July 31, 2012, security type diversification of the Fund’s investments was as follows:

	% of Net	Fair
	Assets	Value
SECURITY TYPE
U.S. Government and Agency Obligations	33.4%	$709,144,060
Corporate Bonds	27.0	573,971,678
Asset Backed Securities	23.3	493,899,724
Foreign Government and Agency Bonds	16.1	341,272,881
Municipal Obligations	1.4	29,085,958
Short-term Investment	5.4	115,832,220

Total Investments	106.6	2,263,206,521
Other Assets and Liabilities (Net)	(6.6)	(139,264,075)

Net Assets	100.0%	$2,123,942,446

46

PORTFOLIO OF INVESTMENTS (Unaudited)	July 31, 2012

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value
CORPORATE BONDS—76.8%†
		United States—51.0%
9,195,000	USD	ABN Amro NA 6.523% due 12/29/2049 144A (5)(6)(9)	$8,689,275

8,475,000	USD	Academy Ltd/Academy Finance 9.250% due 08/01/2019 144A (5)(9)	9,364,875

23,790,000	USD	AES Corp 8.000% due 06/01/2020 (5)	28,072,200

14,440,000	USD	Ally Financial 8.000% due 03/15/2020	17,237,750

12,510,000	USD	American Achievement 10.875% due 04/15/2016 144A (5)(9)	11,008,800

		Arch Coal
4,055,000	USD	7.000% due 06/15/2019 (5)	3,558,263
17,190,000	USD	7.250% due 06/15/2021 (5)	14,955,300

			18,513,563

21,290,000	USD	ATP Oil & Gas 11.875% due 05/01/2015 (5)	8,303,100

9,355,000	USD	Blue Danube 11.163% due 04/10/2015 144A (6)(9)	9,761,007

5,091,000	USD	Capital One Capital III 7.686% due 08/15/2036 (5)	5,161,001

3,545,000	USD	Chesapeake Energy 9.500% due 02/15/2015 (5)	3,828,600

		CityCenter Holdings/Finance
19,375,000	USD	7.625% due 01/15/2016 (5)	20,513,281
1,720,000	USD	7.625% due 01/15/2016 144A (5)(9)	1,816,750

			22,330,031

41,000,000	USD	Clayton Williams Energy 7.750% due 04/01/2019 (5)	40,795,000

		Clear Channel Worldwide
4,790,000	USD	7.625% due 03/15/2020 144A (5)(9)	4,610,375
6,735,000	USD	7.625% due 03/15/2020 144A (5)(9)	6,347,738

			10,958,113

		Clearwire Communications/Finance
34,225,000	USD	12.000% due 12/01/2015 144A (5)(9)	32,513,750

47

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2012

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value
CORPORATE BONDS—Continued
		United States—Continued
		Clearwire Communications/Finance—Continued

710,000	USD	14.750% due 12/01/2016 144A (5)(9)	$717,100

			33,230,850

21,195,000	USD	Cloud Peak Energy Resources 8.250% due 12/15/2017 (5)	22,360,725

7,245,000	USD	Compass Re 11.250% due 01/08/2015 144A (6)(9)	7,231,235

12,050,000	USD	DineEquity Inc 9.500% due 10/30/2018 (5)	13,375,500

1,500,000	USD	DPH Holdings 6.550% due 06/15/2006 (1)(4)(5)(7)	9,375

7,355,000	USD	Dresdner Funding Trust I 8.151% due 06/30/2031 144A (5)(9)	6,067,875

		El Paso
4,000,000	USD	8.050% due 10/15/2030	4,666,036
25,249,000	USD	7.800% due 08/01/2031 (5)	29,474,344

			34,140,380

14,355,000	USD	Energy Future Holdings 10.000% due 01/15/2020 (5)	15,593,119

12,095,000	USD	Entravision Communications 8.750% due 08/01/2017 (5)	12,941,650

8,630,000	USD	Epicor Software 8.625% due 05/01/2019 (5)	8,888,900

29,225,000	USD	Evertec Inc 11.000% due 10/01/2018 (5)	31,270,750

		First Data
1,455,000	USD	7.375% due 06/15/2019 144A (5)(9)	1,525,931
22,450,000	USD	8.250% due 01/15/2021 144A (5)(9)	22,506,125
18,305,000	USD	8.750% due 01/15/2022 144A (5)(9)	18,465,169

			42,497,225

		Frontier Communications
14,400,000	USD	8.750% due 04/15/2022 (5)	15,480,000
20,275,000	USD	9.000% due 08/15/2031 (5)	20,072,250

			35,552,250

48

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2012

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value
CORPORATE BONDS—Continued
		United States—Continued

23,975,000	USD	Global Brass & Copper 9.500% due 06/01/2019 144A (5)(9)	$24,694,250

14,430,000	USD	HCA Holdings 7.750% due 05/15/2021 (5)	15,782,812

		HCA Inc
2,864,000	USD	7.190% due 11/15/2015 (5)	3,085,960
18,750,000	USD	7.500% due 02/15/2022 (5)	21,140,625
10,835,000	USD	5.875% due 03/15/2022 (5)	11,715,344

			35,941,929

710,000	USD	HD Supply 8.125% due 04/15/2019 144A (5)(9)	775,675

		Hercules Offshore
7,405,000	USD	7.125% due 04/01/2017 144A (5)(9)	7,432,769
9,210,000	USD	10.500% due 10/15/2017 144A (5)(9)	9,302,100
18,325,000	USD	10.250% due 04/01/2019 144A (5)(9)	17,866,875

			34,601,744

9,385,000	USD	Immucor Inc 11.125% due 08/15/2019 (5)	10,440,812

23,890,000	USD	IMS Health 12.500% due 03/01/2018 144A (5)(9)	28,548,550

11,110,000	USD	INC Research 11.500% due 07/15/2019 144A (5)(9)	11,054,450

14,230,000	USD	Interactive Data 10.250% due 08/01/2018 (5)	16,186,625

		Kinetics Concepts/KCI USA
21,640,000	USD	10.500% due 11/01/2018 144A (5)(9)	22,992,500
3,740,000	USD	12.500% due 11/01/2019 144A (5)(9)	3,478,200

			26,470,700

15,180,000	USD	Landry’s Inc 9.375% due 05/01/2020 144A (5)(9)	15,920,025

		Lawson Software
1,635,000	USD	11.500% due 07/15/2018 144A (5)(9)	1,859,813
6,780,000	USD	9.375% due 04/01/2019 144A (5)(9)	7,288,500
16,645,000	EUR	10.000% due 04/01/2019 144A (5)(9)	21,299,204

			30,447,517

49

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2012

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value
CORPORATE BONDS—Continued
		United States—Continued

25,311,000	USD	Level 3 Financing 10.000% due 02/01/2018 (5)	$27,778,822

39,335,000	USD	MacDermid Inc 9.500% due 04/15/2017 144A (5)(9)	41,203,412

32,675,000	USD	Marquette Transportation 10.875% due 01/15/2017 (5)	34,308,750

3,230,000	USD	McClatchy Co 11.500% due 02/15/2017 (5)	3,439,950

32,197,650	USD	Mirant Americas Generation 9.125% due 05/01/2031 (5)	33,324,568

		Momentive Performance
8,715,000	USD	9.000% due 01/15/2021 (5)	6,405,525
15,585,000	EUR	9.500% due 01/15/2021 (5)	14,046,259

			20,451,784

15,730,000	USD	Monitronics International 9.125% due 04/01/2020 144A (5)(9)	15,336,750

3,025,000	USD	Montana Re 10.218% due 12/07/2012 144A (6)(9)	2,937,578

9,340,000	USD	Mystic Re 12.000% due 03/12/2015 144A (6)(9)	9,540,810

21,060,000	USD	Needle Merger 8.125% due 03/15/2019 144A (5)(9)	21,244,275

		New Albertsons
9,592,000	USD	7.750% due 06/15/2026	5,983,010
4,420,000	USD	6.625% due 06/01/2028	2,342,600
19,080,000	USD	7.450% due 08/01/2029 (5)	11,114,100
13,285,000	USD	8.700% due 05/01/2030 (5)	7,688,694

			27,128,404

18,010,000	USD	Newport TV/NTV Finance 13.000% due 03/15/2017 144A (5)(9)	19,405,775

20,125,000	USD	Nortek Inc 8.500% due 04/15/2021 (5)	20,829,375

17,145,000	USD	NRG Energy 8.500% due 06/15/2019 (5)	18,430,875

50

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2012

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value
CORPORATE BONDS—Continued
		United States—Continued

24,214,000	USD	PAETEC Holding 9.875% due 12/01/2018 (5)	$27,422,355

38,430,000	USD	Palace Entertainment Holdings 8.875% due 04/15/2017 144A (5)(9)	40,351,500

		Plains Exploration & Production
6,080,000	USD	8.625% due 10/15/2019 (5)	6,870,400
10,190,000	USD	6.750% due 02/01/2022 (5)	10,954,250

			17,824,650

20,845,000	USD	PNC Preferred Funding Trust I 2.118% due 03/29/2049 144A (5)(6)(9)	16,771,470

		Residential Re 2011
12,370,000	USD	8.750% due 06/06/2015 144A (6)(9)	12,250,011
10,790,000	USD	8.900% due 12/06/2015 144A (6)(9)	10,286,107

			22,536,118

30,755,000	USD	Reynolds Group Issuer 9.000% due 04/15/2019 (5)	31,446,987

30,511,000	USD	Rite Aid 9.250% due 03/15/2020 (5)	30,968,665

		SandRidge Energy
16,217,000	USD	8.750% due 01/15/2020 (5)	17,352,190
13,296,000	USD	7.500% due 03/15/2021 (5)	13,628,400
250	USD	7.500% due 03/15/2021 144A (5)(9)	256
820,000	USD	8.125% due 10/15/2022 144A (5)(9)	853,825

			31,834,671

14,045,000	USD	SPL Logistics Escrow/SPL Logistics Finance 8.875% due 08/01/2020 144A (5)(9)	14,396,125

		Standard Pacific
12,071,000	USD	10.750% due 09/15/2016 (5)	14,575,732
18,035,000	USD	8.375% due 01/15/2021 (5)	20,334,462

			34,910,194

		Successor X
14,115,000	USD	9.703% due 02/25/2014 144A (6)(9)	13,615,329
6,845,000	USD	11.250% due 11/10/2015 144A (6)(9)	6,500,697

			20,116,026

51

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2012

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value
CORPORATE BONDS—Continued
		United States—Continued

14,860,000	USD	Taylor Morrison Communities/Monarch 7.750% due 04/15/2020 144A (5)(9)	$15,863,050

14,155,000	USD	Townsquare Radio 9.000% due 04/01/2019 144A (5)(9)	15,039,687

23,990,000	USD	Toys R Us Property 10.750% due 07/15/2017 (5)	26,628,900

25,645,000	USD	TransUnion Holding 9.625% due 06/15/2018 144A (5)(9)	27,824,825

		Universal Hospital Services
19,568,000	USD	4.111% due 06/01/2015 (5)(6)	19,152,180
860,000	USD	8.500% due 06/01/2015 (5)	886,230
7,685,000	USD	7.625% due 08/15/2020 144A (5)(9)	7,857,913

			27,896,323

2,755,000	USD	Valeant Pharmaceuticals 6.875% due 12/01/2018 144A (5)(9)	2,923,744

		Vanguard Health
28,430,000	USD	8.000% due 02/01/2018 (5)	29,851,500
4,265,000	USD	7.750% due 02/01/2019 144A (5)(9)	4,456,925

			34,308,425

17,210,000	USD	Venoco Inc 8.875% due 02/15/2019 (5)	15,919,250

14,790,000	USD	Verso Paper Holdings 11.750% due 01/15/2019 144A (5)(9)	15,233,700

24,080,000	USD	Visteon Corp 6.750% due 04/15/2019 (5)	23,538,200

34,832,000	USD	WPX Energy 6.000% due 01/15/2022 (5)	35,702,800

29,450,000	USD	Wyle Services 10.500% due 04/01/2018 144A (5)(9)	31,953,250

34,110,000	USD	YCC Holdings/Yankee Finance 10.250% due 02/15/2016 (5)	34,920,112

		Zayo Group
7,170,000	USD	8.125% due 01/01/2020 144A (5)(9)	7,618,125

52

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2012

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value
CORPORATE BONDS—Continued
		United States—Continued
		Zayo Group—Continued

13,300,000	USD	10.125% due 07/01/2020 144A (5)(9)	$14,264,250

			21,882,375

			1,621,622,768

		Canada—7.2%
		Air Canada
14,090,088	USD	9.250% due 08/01/2015 144A (5)(9)	14,195,764
18,693,642	USD	12.000% due 02/01/2016 144A (5)(9)	16,660,708

			30,856,472

		Bombardier Inc
5,100,000	USD	7.500% due 03/15/2018 144A (5)(9)	5,635,500
6,020,000	EUR	6.125% due 05/15/2021 (5)	7,629,217
4,170,000	USD	7.450% due 05/01/2034 144A (5)(9)	4,222,125

			17,486,842

29,435,000	USD	Garda World Security 9.750% due 03/15/2017 144A (5)(9)	31,311,481

5,725,000	CAD	Great Canadian Gaming 6.625% due 07/25/2022 144A (5)(9)	5,801,497

		Nortel Networks
10,970,000	USD	Zero Coupon due 07/15/2011 (7)	11,326,525
5,730,000	USD	10.750% due 07/15/2016 (5)(7)	6,360,300

			17,686,825

8,472,000	USD	Patheon Inc 8.625% due 04/15/2017 144A (5)(9)	8,344,920

34,215,000	USD	PetroBakken Energy 8.625% due 02/01/2020 144A (5)(9)	34,471,612

18,960,000	USD	Postmedia Network 12.500% due 07/15/2018 (5)	19,908,000

16,410,000	USD	Reliance Intermediate 9.500% due 12/15/2019 144A (5)(9)	18,297,150

11,217,000	USD	Telesat Canada 12.500% due 11/01/2017 (5)	12,563,040

53

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2012

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value
CORPORATE BONDS—Continued
		Canada—Continued

30,200,000	USD	Trinidad Drilling 7.875% due 01/15/2019 144A (5)(9)	$32,389,500

			229,117,339

		United Kingdom—5.8%
5,585,000	USD	Barclays Bank, Series 1 6.278% due 12/29/2049 (5)(6)	4,689,657

6,305,000	EUR	Channel Link Enterprises 4.184% due 06/30/2050 (6)	7,292,210

23,788,720	GBP	Countrywide Holdings 10.000% due 05/08/2018 (5)	37,670,123

12,195,000	USD	HBOS Capital Funding 6.071% due 06/29/2049 144A (5)(6)(9)	8,384,063

14,595,000	EUR	Ineos Group Holdings 7.875% due 02/15/2016 (5)	15,443,608

		Intelsat Jackson Holdings
4,329,000	USD	11.250% due 06/15/2016 (5)	4,572,506
42,710,000	USD	7.250% due 04/01/2019 (5)	45,859,863

			50,432,369

5,020,000	EUR	LBG Capital No. 2 6.385% due 05/12/2020	5,126,831

8,685,000	GBP	Lloyds TSB Bank 13.000% due 01/29/2049 (5)	16,544,387

		Punch Taverns Finance
8,285,000	GBP	5.943% due 12/30/2024	9,774,704
5,819,613	GBP	4.767% due 06/30/2033 (5)	6,820,400

			16,595,104

19,010,000	CHF	Royal Bank of Scotland 2.375% due 11/02/2015	17,413,105

3,900,000	GBP	Unique Pub Finance 6.542% due 03/30/2021 (5)	5,227,997

			184,819,454

		Germany—1.8%
1,579,400	EUR	Grohe Holding GmbH 8.625% due 10/01/2014 (5)	1,991,876

54

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2012

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value
CORPORATE BONDS—Continued
		Germany—Continued

8,125,000	EUR	KP Germany Erste GmbH 11.625% due 07/15/2017 144A (5)(9)	$10,346,793

		OXEA Finance
1,999,038	EUR	9.625% due 07/15/2017 (5)	2,680,980
8,790,350	EUR	9.625% due 07/15/2017 144A (5)(9)	11,789,052

			14,470,032

1,540,000	EUR	Unitymedia Hessen/NRW GmbH 8.125% due 12/01/2017 (5)	2,051,138

22,140,000	EUR	UPC Germany GmbH 8.125% due 12/01/2017 144A (5)(9)	29,488,437

			58,348,276

		Netherlands—1.4%
		DTEK Finance
10,985,000	USD	9.500% due 04/28/2015 144A (9)	10,781,777
6,255,000	USD	9.500% due 04/28/2015	6,139,283

			16,921,060

17,040,000	USD	Metinvest BV 8.750% due 02/14/2018 144A (9)	15,889,800

		OSX 3 Leasing BV
1,505,000	USD	9.250% due 03/20/2015 144A (5)(9)	1,537,358
10,900,000	USD	9.250% due 03/20/2015 144A (5)(9)	11,134,350

			12,671,708

			45,482,568

		Czech Republic—1.3%
		CET 21 SPOL
9,345,000	EUR	9.000% due 11/01/2017 (5)	12,389,187
21,130,000	EUR	9.000% due 11/01/2017 144A (5)(9)	28,013,218

			40,402,405

		Mexico—1.0%
12,925,000	USD	Satmex Escrow SA de CV 9.500% due 05/15/2017 (5)	13,668,188

		Urbi Desarrollos Urbanos SAB de CV
3,710,000	USD	9.500% due 01/21/2020 (5)	3,802,750

55

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2012

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value
CORPORATE BONDS—Continued
		Mexico—Continued
		Urbi Desarrollos Urbanos SAB de CV—Continued

15,790,000	USD	9.750% due 02/03/2022 144A (5)(9)	$16,066,325

			19,869,075

			33,537,263

		Sweden—0.9%
		Verisure Holding AB
4,330,000	EUR	8.750% due 09/01/2018 (5)	5,300,993
17,260,000	EUR	8.750% due 09/01/2018 144A (5)(9)	21,130,516
2,070,000	EUR	8.750% due 12/01/2018 144A (5)(9)	2,228,561

			28,660,070

		Australia—0.9%
		FMG Resources
17,795,000	USD	8.250% due 11/01/2019 144A (5)(9)	18,818,212
8,735,000	USD	6.875% due 04/01/2022 144A (5)(9)	8,745,919

			27,564,131

		Norway—0.6%
22,000,000	USD	Eksportfinans ASA 2.375% due 05/25/2016	19,652,468

		Malaysia—0.6%
18,280,000	USD	MMI International 8.000% due 03/01/2017 144A (5)(9)	19,102,600

		France—0.6%
		Labco SAS
5,474,000	EUR	8.500% due 01/15/2018 (5)	6,331,095
10,525,000	EUR	8.500% due 01/15/2018 144A (5)(9)	12,172,960

			18,504,055

		Indonesia—0.6%
18,645,000	USD	GT 2005 Bonds, Multi-Coupon 8.000% due 07/21/2014 (5)(6)(8)	18,272,100

		Russia—0.5%
14,745,000	USD	Evraz Group 9.500% due 04/24/2018 (5)	15,961,463

		Cyprus—0.5%
17,935,000	USD	Mriya Agro Holding 10.950% due 03/30/2016 144A (5)(9)	15,917,313

56

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2012

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value
CORPORATE BONDS—Continued

		China—0.5%
		MIE Holdings
1,335,000	USD	9.750% due 05/12/2016 (5)	$1,338,338
13,955,000	USD	9.750% due 05/12/2016 144A (5)(9)	13,989,887

			15,328,225

		Brazil—0.5%
17,990,000	USD	OGX Austria GmbH 8.375% due 04/01/2022 144A (5)(9)	15,066,625

		Italy—0.4%
		Wind Acquisition Holdings Finance
3,736,889	EUR	12.250% due 07/15/2017 144A (5)(9)	3,009,717
10,718,918	EUR	12.250% due 07/15/2017 (5)	8,633,093

			11,642,810

		Peru—0.3%
		Corp Lindley SA
3,850,000	USD	6.750% due 11/23/2021 144A (5)(9)	4,292,750
4,470,000	USD	6.750% due 11/23/2021 (5)	4,984,050

			9,276,800

		Switzerland—0.2%
7,630,000	USD	Credit Suisse Group Guernsey I 7.875% due 02/24/2041 (5)(6)	7,589,943

		Spain—0.2%
5,300,000	GBP	BBVA Subordinated Capital SAU 5.750% due 03/11/2018 (5)(6)	6,452,409

		Hong Kong—0.0%
		Texhong Textile Group
1,200,000	USD	7.625% due 01/19/2016 144A (9)	1,005,000
400,000	USD	7.625% due 01/19/2016	335,000

			1,340,000

		Ireland—0.0%
1,480,000	GBP	Argon Capital for Royal Bank of Scotland 8.162% due 10/29/2049 (5)(6)	1,253,026

		TOTAL CORPORATE BONDS (Cost $2,428,115,377)	2,444,914,111

57

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2012

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value
BANK LOANS—10.8%
		United States—8.8%
16,340,764	USD	Asurion Corp 9.000% due 05/24/2019 (6)	$16,953,543

8,333,135	USD	BCBG Maxazria 13.750% due 05/19/2015 (6)	8,178,972

26,728,349	USD	Cengage Learning 5.750% due 07/03/2014 (6)	23,131,168

15,869,722	USD	Cenveo Corp 6.625% due 12/14/2016 (6)	15,889,559

16,605,000	USD	Chesapeake Energy 8.500% due 12/01/2017 (6)	16,586,602

		Coinmach Corp
4,849,246	USD	3.250% due 11/14/2014 (6)	4,709,830
38,289,938	USD	3.250% due 11/20/2014 (6)	37,189,102

			41,898,932

3,303,558	USD	Delphi Corp 3.500% due 03/31/2017 (4)(6)	3,312,851

17,870,000	USD	Hawaiian Telcom 7.000% due 02/25/2017 (6)	17,944,464

5,846,599	USD	High Plains Broadcasting 9.000% due 09/14/2016 (6)	5,890,449

3,600,000	USD	Kleopatra Acquisition 7.750% due 12/21/2016 (6)	3,609,000

16,570,000	USD	Lonestar Intermediate 11.000% due 08/16/2019 (6)	17,647,050

21,145,917	USD	Newport Television 9.000% due 09/14/2016 (6)	21,330,943

12,721,512	EUR	Terex Corp 6.000% due 04/28/2017 (6)	15,623,196

44,901,952	USD	Texas Competitive Electric 3.746% due 10/10/2014 (6)	31,459,430

25,975,000	USD	Tribune Co Zero Coupon due 06/04/2014 (6)(7)	19,014,505

		YRC Worldwide
16,884,450	USD	11.250% due 09/30/2014 (4)(6)	16,504,550

58

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2012

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value
BANK LOANS—Continued
		United States—Continued
		YRC Worldwide—Continued

6,104,722	USD	10.000% due 03/31/2015 (4)(6)	$4,123,740

			20,628,290

			279,098,954

		Canada—1.0%
13,399,718	CAD	Gateway Casinos & Entertainment 5.250% due 11/09/2018 (6)	13,294,829

18,685,368	USD	Husky Injection Molding 6.500% due 06/30/2018 (6)	18,802,245

1,353,753	USD	Progressive Moulded Products Zero Coupon due 08/16/2015 (4)(6)(7)	6,775

			32,103,849

		Ireland—0.5%
17,876,066	EUR	Eircom Finco S.a.r.l 4.661% due 09/30/2017 (6)	16,248,590

		New Zealand—0.4%
13,334,238	USD	Autoparts Holdings 6.500% due 07/28/2017 (6)	12,984,214

		Norway—0.1%
		Trico Shipping
1,002,062	USD	2.800% due 05/12/2014 (4)(6)(13)	1,002,062
2,846,206	USD	10.000% due 05/12/2014 (4)(6)	2,842,648

			3,844,710

		TOTAL BANK LOANS (Cost $359,597,307)	344,280,317

FOREIGN GOVERNMENT BONDS—3.0%
		Brazil—1.4%
		Brazil Notas do Tesouro Nacional, Series F
46,435,000	BRL	10.000% due 01/01/2013	22,951,235
42,765,000	BRL	10.000% due 01/01/2014	21,430,391

			44,381,626

		Mexico—0.8%
309,810,000	MXN	Mexican Bonos 6.500% due 06/10/2021	25,710,910

59

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2012

Artio Global High Income Fund

Face			Fair
Value	Currency	Description	Value
FOREIGN GOVERNMENT BONDS—Continued

		Venezuela—0.5%
		Venezuela Government International Bond
10,405,000	USD	7.750% due 10/13/2019	$8,324,000
9,005,000	USD	9.250% due 09/15/2027	7,487,658

			15,811,658

		Ghana—0.2%
		Ghana Government Bond
6,500,000	GHS	15.000% due 12/10/2012 (4)	3,297,358
4,570,000	GHS	14.250% due 07/29/2013 (4)	2,215,519

			5,512,877

		Indonesia—0.1%
41,600,000,000	IDR	Indonesia Treasury Bond 9.000% due 09/15/2018	5,164,944

		TOTAL FOREIGN GOVERNMENT BONDS (Cost $102,208,045)	96,582,015

Share
Amount
PREFERRED STOCKS—1.2%
		United States—1.2%
22,432	USD	Ally Financial 7.000% 144A (5)(9)	20,159,358

326,000	USD	General Motors 4.750%	10,911,220

255,875	USD	GMAC Capital Trust I 8.125% (5)(6)	6,238,232

1,600	USD	Merrill Lynch Capital Trust II 6.450% (5)(6)	39,792

		TOTAL PREFERRED STOCKS (Cost $42,699,352)	37,348,602

COMMON STOCKS—1.0%
	Norway—0.7%
1,427,968	Deep Ocean (12)		24,695,172

	United States—0.2%
236,410	General Motors (1)		4,659,641
59,350	Motors Liquidation Company GUC Trust (1)		839,210

60

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2012

Artio Global High Income Fund

Share			Fair
Amount	Currency	Description	Value
COMMON STOCKS—Continued
	United States—Continued

20,879	YRC Worldwide (1)		$118,593

			5,617,444

	Greece—0.1%
285,441	Largo Ltd-Class A (4)		192,285
2,568,988	Largo Ltd-Class B (4)		1,730,583

			1,922,868

		TOTAL COMMON STOCKS (Cost $42,569,038)	32,235,484

Face
Value
CREDIT LINKED NOTE—0.2%
		Ukraine—0.2%
40,000,000	UAH	ING Americas Issuance 20.000% due 10/31/2012 (Cost $4,920,715) (4)	4,939,528

CONVERTIBLE BONDS—0.2%
		United States—0.2%
1,370,000	USD	Chesapeake Energy 2.500% due 05/15/2037 (5)	1,205,600

		YRC Worldwide
3,042,277	USD	10.000% due 03/31/2015 (4)(5)	920,289
3,145,462	USD	10.000% due 03/31/2015 (4)	2,512,438

			3,432,727

		TOTAL CONVERTIBLE BONDS (Cost $7,002,694)	4,638,327

Share
Amount
EQUITY LINKED NOTES—0.1%
	United States—0.1%
214,921	General Motors, Issued by General Motors, Expires 07/10/2016 (1)		2,372,728

61

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2012

Artio Global High Income Fund

Share			Fair
Amount	Currency	Description	Value
EQUITY LINKED NOTES—Continued
	United States—Continued

214,921	General Motors, Issued by General Motors, Expires 07/10/2019 (1)		$1,448,567

		TOTAL EQUITY LINKED NOTES (Cost $5,593,351)	3,821,295

Face
Value
REPURCHASE AGREEMENT—2.1%
		United States—2.1%
66,568,950	USD	Fixed Income Clearing Corporation Repurchase Agreement, dated 07/31/2012, due 08/01/2012, with a maturity value of $66,568,968 and an effective yield of 0.01%, collateralized by U.S. Government and Agency Obligations, with rates ranging from 0.000%-2.750%, maturities ranging from 09/12/2012-07/31/2019, and an aggregate fair value of $67,904,673. (Cost $66,568,950)	66,568,950

		TOTAL INVESTMENTS—95.4% (Cost $3,059,274,829)	3,035,328,629
		OTHER ASSETS AND LIABILITIES—4.6%	146,567,806

		TOTAL NET ASSETS—100.0%	$3,181,896,435

Notes to the Portfolio of Investments.

Aggregate cost for federal income tax purposes was $3,064,480,066.

62

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited)	July 31, 2012

Artio Global High Income Fund

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

		Contracts to Receive
Expiration		Local		Value in	In Exchange	Net Unrealized
Date	Counterparty	Currency		USD	for USD	Depreciation
08/20/12	Westpac Banking Corp.	GBP	4,157,000	6,517,486	6,529,192	$(11,706)

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

		Contracts to Deliver				Net Unrealized
Expiration		Local		Value in	In Exchange	Appreciation
Date	Counterparty	Currency		USD	for USD	(Depreciation)
10/22/12	JPMorgan Chase Bank N.A.	BRL	100,497,000	48,360,246	48,596,868	$236,622
08/07/12	JPMorgan Chase Bank N.A.	EUR	95,055,500	116,962,741	118,468,620	1,505,879
08/22/12	Brown Brothers Harriman & Co.	EUR	92,126,000	113,376,927	112,573,365	(803,562)
10/24/12	JPMorgan Chase Bank N.A.	EUR	95,952,700	118,183,579	117,005,202	(1,178,377)
08/20/12	Westpac Banking Corp.	GBP	56,982,000	89,338,312	89,052,455	(285,857)
08/09/12	JPMorgan Chase Bank N.A.	NOK	145,524,000	24,136,967	25,026,484	889,517

Net unrealized appreciation on forward foreign exchange contracts to sell						$364,222

Glossary of Currencies

BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound Sterling
GHS	— Ghanaian Cedi
IDR	— Indonesian Rupiah
MXN	— Mexican Peso
NOK	— Norwegian Krone
UAH	— Ukraine Hryvnia
USD	— United States Dollar

63

PORTFOLIO OF INVESTMENTS-Industry Sector (Unaudited)	July 31, 2012

Artio Global High Income Fund

At July 31, 2012, security type diversification of the Fund’s investments was as follows:

	% of Net	Fair
	Assets	Value
SECURITY TYPE
Corporate Bonds	76.8%	$2,444,914,111
Bank Loans	10.8	344,280,317
Foreign Government Bonds	3.0	96,582,015
Preferred Stocks	1.2	37,348,602
Common Stocks	1.0	32,235,484
Credit Linked Note	0.2	4,939,528
Convertible Bonds	0.2	4,638,327
Equity Linked Notes	0.1	3,821,295
Short-term Investment	2.1	66,568,950	*

Total Investments	95.4	3,035,328,629
Other Assets and Liabilities (Net)	4.6	146,567,806	*

Net Assets	100.0%	$3,181,896,435

* Short-term investments includes securities that have been voluntarily segregated by the adviser as collateral for swaps with a notional value of $48,021,000, which is 1.51% of net assets. Other assets and liabilities includes swaps with a net fair value of $(2,925,063), which is (0.09)% of net assets.

64

PORTFOLIO OF INVESTMENTS (Unaudited)	July 31, 2012

Artio Emerging Markets Local Currency Debt Fund

Face			Fair
Value	Currency	Description	Value
FOREIGN GOVERNMENT BONDS—67.2%†
		Turkey—12.1%
5,500,000	TRY	Turkey Government Bond Zero Coupon due 03/20/2013	$2,930,780

		South Africa—10.6%
21,000,000	ZAR	South Africa Government Bond 6.750% due 03/31/2021	2,551,243

		Mexico—9.3%
21,000,000	MXN	Mexican Bonos 10.000% due 12/05/2024	2,243,345

		Malaysia—7.3%
		Malaysia Government Bond
3,300,000	MYR	4.012% due 09/15/2017	1,094,712
2,000,000	MYR	4.160% due 07/15/2021	677,984

			1,772,696

		Thailand—7.0%
		Thailand Government Bond
32,500,000	THB	4.250% due 03/13/2013	1,040,398
20,543,200	THB	1.200% due 07/14/2021	657,014

			1,697,412

		Poland—4.3%
3,355,000	PLN	Poland Government Bond 5.250% due 10/25/2017	1,042,601

		Uruguay—4.0%
20,860,000	UYU	Uruguay Treasury Bills Zero Coupon due 10/10/2012	961,383

		Peru—3.2%
2,000,000	PEN	Peru Government Bond 4.400% due 09/12/2013	775,324

		Russia—3.1%
24,000,000	RUB	Russian Government Bond 7.400% due 06/14/2017	741,458

		Colombia—3.1%
1,045,000,000	COP	Colombia Government International Bond 7.750% due 04/14/2021	736,532

		Hungary—2.7%
155,000,000	HUF	Hungary Government Bond 6.750% due 02/24/2017	662,836

65

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2012

Artio Emerging Markets Local Currency Debt Fund

Face			Fair
Value	Currency	Description	Value
FOREIGN GOVERNMENT BONDS—Continued

		Philippines—0.5%
5,000,000	PHP	Philippine Government International Bond 4.950% due 01/15/2021	$129,446

		TOTAL FOREIGN GOVERNMENT BONDS (Cost $16,697,169)	16,245,056

CORPORATE BONDS—12.3%
		Brazil—7.6%
2,000,000	BRL	Inter-American Development Bank 9.000% due 08/28/2012	976,275

1,707,000	BRL	JPMorgan Chase Bank N.A. 10.000% due 09/10/2012 144A (9)	869,424

			1,845,699

		Indonesia—4.7%
10,000,000,000	IDR	European Bank for Reconstruction & Development 7.200% due 06/08/2016	1,126,836

		TOTAL CORPORATE BONDS (Cost $3,091,238)	2,972,535

REPURCHASE AGREEMENT—16.9%
		United States—16.9%
4,085,958	USD	Fixed Income Clearing Corporation Repurchase Agreement, dated 07/31/2012, due 08/01/2012, with a maturity value of $4,085,960 and an effective yield of 0.01%, collateralized by a United States Treasury Bill, with a rate of 0.000%, a maturity of 05/02/2013, and an aggregate fair value of $4,170,825. (Cost $4,085,958)	4,085,958

		TOTAL INVESTMENTS—96.4% (Cost $23,874,365)	23,303,549
		OTHER ASSETS AND LIABILITIES—3.6%	878,010

		TOTAL NET ASSETS—100.0%	$24,181,559

Notes to the Portfolio of Investments.

Aggregate cost for federal income tax purposes was $23,874,365.

66

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited)	July 31, 2012

Artio Emerging Markets Local Currency Debt Fund

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

		Contracts to Receive				Net Unrealized
Expiration		Local		Value in	In Exchange	Appreciation
Date	Counterparty	Currency		USD	for USD	(Depreciation)
09/05/12	Credit Suisse	BRL	1,000,000	485,085	485,437	$(352)
08/20/12	JPMorgan Chase Bank N.A.	PLN	1,500,000	448,018	438,148	9,870
08/06/12	JPMorgan Chase Bank N.A.	THB	21,252,000	675,158	672,425	2,733

Net unrealized appreciation on forward foreign exchange contracts to buy						$12,251

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

		Contracts to Deliver				Net Unrealized
Expiration		Local		Value in	In Exchange	Appreciation
Date	Counterparty	Currency		USD	for USD	(Depreciation)
08/20/12	JPMorgan Chase Bank N.A.	EUR	1,097,142	1,350,193	1,342,847	$(7,346)
08/27/12	JPMorgan Chase Bank N.A.	HUF	123,713,980	538,370	511,849	(26,521)
08/31/12	JPMorgan Chase Bank N.A.	TRY	872,563	483,824	479,114	(4,710)
08/23/12	Credit Suisse	ZAR	4,900,000	590,392	595,130	4,738

Net unrealized depreciation on forward foreign exchange contracts to sell						$(33,839)

Glossary of Currencies

BRL	— Brazilian Real
COP	— Colombian Peso
EUR	— Euro
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
PEN	— Peruvian Nouveau Sol
PHP	— Philippine Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
THB	— Thai Baht
TRY	— Turkish Lira
USD	— United States Dollar
UYU	— Uruguayan Peso
ZAR	— South African Rand

67

PORTFOLIO OF INVESTMENTS-Industry Sector (Unaudited)	July 31, 2012

Artio Emerging Markets Local Currency Debt Fund

At July 31, 2012, security type diversification of the Fund’s investments was as follows:

	% of Net	Fair
	Assets	Value
SECURITY TYPE
Foreign Government Bonds	67.2%	$16,245,056
Corporate Bonds	12.3	2,972,535
Short-term Investment	16.9	4,085,958

Total Investments	96.4	23,303,549
Other Assets and Liabilities (Net)	3.6	878,010

Net Assets	100.0%	$24,181,559

68

PORTFOLIO OF INVESTMENTS (Unaudited)	July 31, 2012

Artio U.S. Microcap Fund

Share		Fair
Amount	Description	Value
COMMON STOCKS—100.2%†
	Health Care Equipment & Services—16.5%
19,290	Insulet Corp (1)	$377,312
24,710	Merit Medical Systems (1)	333,832
42,055	Natus Medical (1)	519,800
15,210	NuVasive Inc (1)	317,737
101,150	Solta Medical (1)	330,761
35,180	Spectranetics Corp (1)	415,124

		2,294,566

	Banks—16.0%
59,310	CoBiz Financial	397,377
24,110	Financial Institutions	414,692
26,379	First Defiance Financial	428,659
25,604	West Coast Bancorp (1)	509,263
11,493	WSFS Financial	476,155

		2,226,146

	Semiconductors & Semiconductor Equipment—8.3%
37,760	Integrated Silicon Solution (1)	367,405
101,670	RF Micro Devices (1)	394,479
39,900	Rudolph Technologies (1)	399,000

		1,160,884

	Technology Hardware & Equipment—8.3%
61,260	Emulex Corp (1)	396,352
15,900	Oplink Communications (1)	210,834
44,286	Super Micro Computer (1)	549,590

		1,156,776

	Retailing—7.6%
16,390	Francesca’s Holdings (1)	514,810
48,750	Teavana Holdings (1)	546,000

		1,060,810

	Capital Goods—5.6%
99,570	Meritor Inc (1)	465,987
19,480	MYR Group (1)	317,914

		783,901

	Energy—5.5%
9,790	Carrizo Oil & Gas (1)	246,806
63,860	Hercules Offshore (1)	229,257

69

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2012

Artio U.S. Microcap Fund

Share		Fair
Amount	Description	Value
COMMON STOCKS—Continued
	Energy—Continued

18,840	Northern Oil and Gas (1)	$296,919

		772,982

	Software & Services—5.4%
32,170	ClickSoftware Technologies	242,240
5,860	Sourcefire Inc (1)	299,153
88,730	Zix Corp (1)	216,501

		757,894

	Real Estate—4.4%
11,000	Pebblebrook Hotel Trust REIT	249,920
44,316	Summit Hotel Properties REIT	367,823

		617,743

	Commercial & Professional Services—3.9%
161,320	Cenveo Inc (1)	304,895
18,790	RPX Corp (1)	235,814

		540,709

	Transportation—3.5%
35,890	Box Ships	228,619
17,670	Celadon Group	263,813

		492,432

	Automobiles & Components—3.2%
25,570	Cooper Tire & Rubber	446,708

	Consumer Durables & Apparel—2.6%
19,100	Perry Ellis International (1)	360,035

	Pharmaceuticals & Biotechnology—2.5%
17,970	Sagent Pharmaceuticals (1)	350,415

	Materials—2.5%
10,880	Kraton Performance Polymers (1)	254,810
284,210	Santa Fe Gold (1)	95,210

		350,020

	Consumer Services—2.4%
18,090	Bravo Brio Restaurant Group (1)	326,886

70

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2012

Artio U.S. Microcap Fund

Share		Fair
Amount	Description	Value
COMMON STOCKS—Continued

	Diversified Financials—2.0%
25,850	Calamos Asset Management-Class A	$273,235

	TOTAL COMMON STOCKS (Cost $14,051,097)	13,972,142

	TOTAL INVESTMENTS—100.2% (Cost $14,051,097)	13,972,142
	OTHER ASSETS AND LIABILITIES—(0.2)%	(25,169)

	TOTAL NET ASSETS—100.0%	$13,946,973

Notes to the Portfolio of Investments.

Aggregate cost for federal income tax purposes was $14,345,123.

71

PORTFOLIO OF INVESTMENTS-Industry Sector (Unaudited)	July 31, 2012

Artio U.S. Microcap Fund

At July 31, 2012, sector diversification of the Fund’s investments was as follows:

	% of Net	Fair
	Assets	Value
INDUSTRY SECTOR
Financials	22.4%	$3,117,124
Information Technology	22.1	3,075,554
Health Care	19.0	2,644,981
Consumer Discretionary	15.7	2,194,439
Industrials	13.0	1,817,042
Energy	5.5	772,982
Materials	2.5	350,020

Total Investments	100.2	13,972,142
Other Assets and Liabilities (Net)	(0.2)	(25,169)

Net Assets	100.0%	$13,946,973

72

PORTFOLIO OF INVESTMENTS (Unaudited)	July 31, 2012

Artio U.S. Smallcap Fund

Share		Fair
Amount	Description	Value
COMMON STOCKS—98.5%†
	Retailing—10.9%
20,220	Dick’s Sporting Goods	$993,206
31,080	Francesca’s Holdings (1)	976,223
29,190	Guess? Inc	878,619
82,370	Teavana Holdings (1)	922,544

		3,770,592

	Pharmaceuticals & Biotechnology—10.2%
21,287	Cepheid Inc (1)	682,036
22,380	Charles River Laboratories International (1)	761,591
18,354	Questcor Pharmaceuticals (1)	676,712
14,714	Salix Pharmaceuticals (1)	659,482
34,533	Viropharma Inc (1)	749,711

		3,529,532

	Capital Goods—9.3%
50,150	MasTec Inc (1)	800,394
206,790	Meritor Inc (1)	967,777
10,250	Regal-Beloit Corp	659,793
41,030	Terex Corp (1)	800,085

		3,228,049

	Semiconductors & Semiconductor Equipment—8.8%
15,250	Hittite Microwave (1)	772,717
111,790	Integrated Silicon Solution (1)	1,087,717
195,020	RF Micro Devices (1)	756,678
15,270	Skyworks Solutions (1)	441,761

		3,058,873

	Banks—8.0%
41,910	West Coast Bancorp (1)	833,590
58,146	Western Alliance Bancorp (1)	536,106
33,610	WSFS Financial	1,392,462

		2,762,158

	Technology Hardware & Equipment—7.9%
92,500	Emulex Corp (1)	598,475
46,560	Riverbed Technology (1)	821,318
53,562	Super Micro Computer (1)	664,705
45,170	Ubiquiti Networks (1)	638,704

		2,723,202

	Energy—6.1%
9,860	CARBO Ceramics	632,815

73

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2012

Artio U.S. Smallcap Fund

Share		Fair
Amount	Description	Value
COMMON STOCKS—Continued
	Energy—Continued

105,750	Forest Oil (1)	$724,387
10,180	Oil States International (1)	740,086

		2,097,288

	Software & Services—5.2%
31,150	Akamai Technologies (1)	1,095,857
16,010	Global Payments	685,548

		1,781,405

	Transportation—4.9%
19,790	Atlas Air Worldwide Holdings (1)	897,675
20,410	Ryder System (1)	804,970

		1,702,645

	Automobiles & Components—4.9%
48,960	Cooper Tire & Rubber	855,331
15,000	WABCO Holdings (1)	823,800

		1,679,131

	Insurance—4.7%
31,490	Horace Mann Educators	549,186
72,459	National Financial Partners (1)	1,076,016

		1,625,202

	Diversified Financials—4.6%
28,530	Lazard Ltd-Class A (1)	766,031
112,920	Och-Ziff Capital Management-Class A	818,670

		1,584,701

	Materials—4.3%
34,330	Gold Resource	615,537
37,310	Intrepid Potash (1)	870,815

		1,486,352

	Health Care Equipment & Services—3.4%
6,034	Catamaran Corp (1)	509,933
52,850	Natus Medical (1)	653,226

		1,163,159

	Food, Beverage & Tobacco—2.0%
12,270	TreeHouse Foods (1)	686,997

74

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2012

Artio U.S. Smallcap Fund

Share			Fair
Amount		Description	Value
COMMON STOCKS—Continued

	Commercial & Professional Services—1.8%
321,585	Cenveo Inc (1)		$607,796

	Real Estate—1.5%
23,660	Pebblebrook Hotel Trust REIT		537,555

	TOTAL COMMON STOCKS (Cost $31,093,993)		34,024,637

Face
Value	Currency
REPURCHASE AGREEMENT—1.0%
333,389	USD	Fixed Income Clearing Corporation Repurchase Agreement, dated 07/31/2012, due 08/01/2012, with a maturity value of $333,389 and an effective yield of 0.01%, collateralized by a United States Treasury Bill, with a rate of 0.000%, a maturity of 05/02/2013, and an aggregate fair value of $344,655. (Cost $333,389)	333,389

		TOTAL INVESTMENTS—99.5% (Cost $31,427,382)	34,358,026
		OTHER ASSETS AND LIABILITIES—0.5%	186,165

		TOTAL NET ASSETS—100.0%	$34,544,191

Notes to the Portfolio of Investments.

Aggregate cost for federal income tax purposes was $33,252,746.

Glossary of Currencies

USD	— United States Dollar

75

PORTFOLIO OF INVESTMENTS-Industry Sector (Unaudited)	July 31, 2012

Artio U.S. Smallcap Fund

At July 31, 2012, sector diversification of the Fund’s investments was as follows:

	% of Net	Fair
	Assets	Value
INDUSTRY SECTOR
Information Technology	21.9%	$7,563,480
Financials	18.8	6,509,616
Industrials	18.4	6,362,290
Health Care	13.6	4,692,691
Consumer Discretionary	13.4	4,625,923
Energy	6.1	2,097,288
Materials	4.3	1,486,352
Consumer Staples	2.0	686,997
Short-term Investment	1.0	333,389

Total Investments	99.5	34,358,026
Other Assets and Liabilities (Net)	0.5	186,165

Net Assets	100.0%	$34,544,191

76

PORTFOLIO OF INVESTMENTS (Unaudited)	July 31, 2012

Artio U.S. Midcap Fund

Share		Fair
Amount	Description	Value
COMMON STOCKS—99.6%†
	Capital Goods—12.4%
3,290	Joy Global	$170,883
2,930	Parker Hannifin	235,338
6,800	Quanta Services (1)	156,332
1,190	Roper Industries	118,345
2,110	SPX Corp	128,119

		809,017

	Technology Hardware & Equipment—10.9%
2,790	F5 Networks (1)	260,530
5,650	National Instruments	145,996
9,310	NetApp Inc (1)	304,158

		710,684

	Diversified Financials—9.4%
7,930	Lazard Ltd-Class A	212,920
20,740	Och-Ziff Capital Management-Class A	150,365
2,210	T Rowe Price	134,258
7,260	TD Ameritrade Holding	115,579

		613,122

	Energy—9.0%
2,000	CARBO Ceramics	128,360
2,240	Oil States International (1)	162,848
2,210	Range Resources	138,346
3,930	Whiting Petroleum (1)	158,772

		588,326

	Pharmaceuticals & Biotechnology—8.5%
1,360	Alexion Pharmaceuticals (1)	142,596
2,830	Illumina Inc (1)	117,360
6,960	Mylan Inc (1)	160,289
1,760	Waters Corp (1)	136,365

		556,610

	Retailing—6.5%
2,200	Advance Auto Parts	154,330
3,430	GNC Holdings-Class A	132,158
2,510	Tiffany & Co	137,874

		424,362

	Materials—6.1%
3,090	Airgas Inc	245,099

77

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2012

Artio U.S. Midcap Fund

Share		Fair
Amount	Description	Value
COMMON STOCKS—Continued
	Materials—Continued

4,550	Walter Energy	$156,065

		401,164

	Consumer Durables & Apparel—5.7%
2,290	Coach Inc	112,966
2,400	Lululemon Athletica (1)	135,552
830	VF Corp	123,919

		372,437

	Software & Services—5.5%
2,640	ANSYS Inc (1)	158,295
1,140	FactSet Research Systems	105,974
2,250	Global Payments	96,345

		360,614

	Insurance—4.4%
3,940	Allstate Corp	135,142
8,060	Unum Group	152,253

		287,395

	Semiconductors & Semiconductor Equipment—4.4%
8,070	Altera Corp	286,081

	Banks—4.4%
4,190	BB&T Corp	131,440
11,090	Fifth Third Bancorp	153,264

		284,704

	Food, Beverage & Tobacco—2.7%
3,790	Dr. Pepper Snapple	172,748

	Commercial & Professional Services—2.5%
1,770	Stericycle Inc (1)	164,345

	Health Care Equipment & Services—2.1%
1,420	CR Bard	138,109

	Consumer Services—1.8%
4,750	Royal Caribbean Cruises	118,655

	Food & Staples Retailing—1.7%
1,230	Whole Foods Market	112,889

78

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2012

Artio U.S. Midcap Fund

Share		Fair
Amount	Description	Value
COMMON STOCKS—Continued

	Household & Personal Products—1.6%
6,550	Avon Products	$101,460

	TOTAL COMMON STOCKS (Cost $6,086,113)	6,502,722

	TOTAL INVESTMENTS—99.6% (Cost $6,086,113)	6,502,722
	OTHER ASSETS AND LIABILITIES—0.4%	26,194

	TOTAL NET ASSETS—100.0%	$6,528,916

Notes to the Portfolio of Investments.

Aggregate cost for federal income tax purposes was $6,223,825.

79

PORTFOLIO OF INVESTMENTS-Industry Sector (Unaudited)	July 31, 2012

Artio U.S. Midcap Fund

At July 31, 2012, sector diversification of the Fund’s investments was as follows:

	% of Net	Fair
	Assets	Value
INDUSTRY SECTOR
Information Technology	20.8%	$1,357,379
Financials	18.2	1,185,221
Industrials	14.9	973,362
Consumer Discretionary	14.0	915,454
Health Care	10.6	694,719
Energy	9.0	588,326
Materials	6.2	401,164
Consumer Staples	5.9	387,097

Total Investments	99.6	6,502,722
Other Assets and Liabilities (Net)	0.4	26,194

Net Assets	100.0%	$6,528,916

80

PORTFOLIO OF INVESTMENTS (Unaudited)	July 31, 2012

Artio U.S. Multicap Fund

Share		Fair
Amount	Description	Value
COMMON STOCKS—100.3%†
	Technology Hardware & Equipment—14.4%
300	Apple Inc (1)	$183,228
3,460	Cisco Systems	55,187
2,955	EMC Corp (1)	77,451
790	F5 Networks (1)	73,770
4,460	NetApp Inc (1)	145,708

		535,344

	Diversified Financials—10.5%
2,500	Citigroup Inc	67,825
4,195	JPMorgan Chase	151,020
11,040	Och-Ziff Capital Management-Class A	80,040
2,290	State Street	92,470

		391,355

	Capital Goods—10.0%
1,460	Illinois Tool Works	79,336
1,690	Joy Global	87,779
1,560	Parker Hannifin	125,299
1,085	United Technologies	80,768

		373,182

	Energy—9.2%
800	CARBO Ceramics	51,344
1,870	Carrizo Oil & Gas (1)	47,143
1,245	Oil States International (1)	90,511
1,060	Range Resources	66,356
2,190	Whiting Petroleum (1)	88,476

		343,830

	Materials—6.1%
1,690	Cliffs Natural Resources	69,104
2,520	Gold Resource	45,184
1,095	Praxair Inc	113,617

		227,905

	Retailing—5.9%
1,050	Advance Auto Parts	73,657
350	Amazon.com Inc (1)	81,655
5,810	Teavana Holdings (1)	65,072

		220,384

	Semiconductors & Semiconductor Equipment—5.3%
3,810	Altera Corp	135,064

81

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2012

Artio U.S. Multicap Fund

Share		Fair
Amount	Description	Value
COMMON STOCKS—Continued
	Semiconductors & Semiconductor Equipment—Continued

1,820	Broadcom Corp-Class A (1)	$61,662

		196,726

	Pharmaceuticals & Biotechnology—5.2%
520	Allergan Inc	42,676
1,250	Celgene Corp (1)	85,575
1,450	Salix Pharmaceuticals (1)	64,989

		193,240

	Health Care Equipment & Services—4.4%
710	CR Bard	69,055
1,630	Express Scripts Holding (1)	94,442

		163,497

	Transportation—4.3%
1,300	Norfolk Southern	96,265
1,620	Ryder System	63,893

		160,158

	Commercial & Professional Services—3.8%
31,093	Cenveo Inc (1)	58,766
915	Stericycle Inc (1)	84,958

		143,724

	Food, Beverage & Tobacco—3.7%
1,330	PepsiCo Inc	96,731
450	Philip Morris International	41,148

		137,879

	Banks—3.3%
3,665	Wells Fargo	123,914

	Consumer Services—3.3%
190	Chipotle Mexican Grill (1)	55,543
1,840	Las Vegas Sands	67,013

		122,556

	Food & Staples Retailing—2.9%
690	Costco Wholesale	66,364
460	Whole Foods Market	42,219

		108,583

82

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)	July 31, 2012

Artio U.S. Multicap Fund

Share		Fair
Amount	Description	Value
COMMON STOCKS—Continued

	Insurance—2.5%
2,100	Aflac Inc	$91,938

	Software & Services—2.2%
185	MasterCard Inc-Class A	80,765

	Consumer Durables & Apparel—1.8%
1,340	Coach Inc	66,102

	Household & Personal Products—1.5%
880	Procter & Gamble	56,795

	TOTAL COMMON STOCKS (Cost $3,339,174)	3,737,877

	TOTAL INVESTMENTS—100.3% (Cost $3,339,174)	3,737,877
	OTHER ASSETS AND LIABILITIES—(0.3)%	(11,958)

	TOTAL NET ASSETS—100.0%	$3,725,919

Notes to the Portfolio of Investments.

Aggregate cost for federal income tax purposes was $3,385,285.

83

PORTFOLIO OF INVESTMENTS-Industry Sector (Unaudited)	July 31, 2012

Artio U.S. Multicap Fund

At July 31, 2012, sector diversification of the Fund’s investments was as follows:

	% of Net	Fair
	Assets	Value
INDUSTRY SECTOR
Information Technology	21.8%	$812,835
Industrials	18.2	677,064
Financials	16.3	607,207
Consumer Discretionary	11.0	409,042
Health Care	9.6	356,737
Energy	9.2	343,830
Consumer Staples	8.1	303,257
Materials	6.1	227,905

Total Investments	100.3	3,737,877
Other Assets and Liabilities (Net)	(0.3)	(11,958)

Net Assets	100.0%	$3,725,919

84

Master Notes to the Portfolio of Investments.

†	Percentages indicated are based on Fund net assets.
ETF	Exchange-Traded Funds
ETN	Exchange-Traded Notes
FDR	Fiduciary Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
TBA	To Be Announced: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement.
(1)	Non-income producing security.
(2)	Security valued at fair value utilizing fair value model in accordance with valuation policies approved by the Board of Trustees/Directors.
(4)	Represents a determination that these securities are illiquid. This determination is made as of the Funds’ fiscal year end and is based on the average trading volume and the availability of market quotations. Based on a variety of macro and microeconomic factors, the liquidity of the Funds’ portfolio investments may change and may be significantly more or less liquid at different points in time.
(5)	Callable security.
(6)	Variable rate security.
(7)	Defaulted security.
(8)	Step-Coupon.
(9)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers and have been determined to be liquid by the Adviser.
(10)	Affiliated security.
(11)	Security has been pledged for collateral of swaps.
(12)	Security valued at fair value in good faith as determined by the policies approved by the Board of Trustees/Directors.
(13)	This security has additional commitments and contingencies. Principal amount and value exclude unfunded commitment.

85

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The presentation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from these estimates.

a) Portfolio valuation: Each Fund’s assets for which market quotations are readily available are valued at fair value on the basis of quotations furnished by a pricing service or provided by securities dealers. Equity investments are generally valued using the last sale price or official closing price taken from the primary market in which each security trades, or if no sales occurred during the day, at the mean of the current quoted bid and asked prices. Fixed income securities are generally valued using prices provided directly by independent third party services or provided directly from one or more broker dealers or market makers, each in accordance with valuation procedures (“Valuation Procedures”) approved by the Select Opportunities Fund Board of Director’s, and the Trust’s Board of Trustees (each a “Board” and collectively, “the Boards”), as applicable.

The pricing services may use valuation models or matrix pricing, which considers yield or prices with respect to comparable bond quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as credit rating, interest rates and maturity date, to determine current value. Assets and liabilities initially expressed in foreign currency will be converted into U.S. dollar values. Short-term dollar-denominated investments of appropriate credit quality that mature in 60 days or less are valued on the basis of amortized cost. To the extent each Fund invests in other open-end funds, the Fund will calculate its NAV based upon the NAV of the underlying funds in which it invests. The prospectuses of these underlying funds explain the circumstances under which they will use good faith fair value pricing and the effects of such fair value pricing.

When market quotations or exchange rates are not readily available, or if Artio Global Management LLC (“Artio Global” or “Adviser”) believes that such market quotations do not accurately reflect fair value, the fair value of a Fund’s assets are determined in good faith in accordance with the Valuation Procedures. For options, swaps and warrants, a fair value price may be determined using readily available market quotations, prices provided by independent pricing services, or by using

86

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

modeling tools provided by industry accepted financial data service providers. Key inputs to such tools may include yield and prices from comparable or reference assets, maturity or expiration dates, ratings, and interest dates. In addition, the Adviser, through its pricing committee may determine the fair value price based upon multiple factors as set forth in the Valuation Procedures approved by the Boards.

The closing prices of domestic or foreign securities may not reflect their market values at the time the Funds calculate their respective NAVs if an event that materially affects the value of those securities has occurred since the closing prices were established on the domestic or foreign exchange market, but before the Funds’ NAV calculations. Under certain conditions, the Boards have approved an independent pricing service to fair value foreign securities. This is generally accomplished by adjusting the closing price for movements in correlated indices, securities or derivatives. Fair value pricing may cause the value of the security on the books of the Funds to be different from the closing value on the non-U.S. exchange and may affect the calculation of a Funds’ NAV. Certain Funds may fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are pricing their shares.

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. Fair value measurements are determined within a framework that has established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the assets or liabilities developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1—	Inputs are quoted prices in active markets for identical investments (i.e. equity securities, open-end investment companies, futures contracts, purchased options contracts)

87

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

Level 2—	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs (i.e. debt securities, government securities, swap contracts, forward foreign currency contracts, foreign securities utilizing an approved vendor for systematic fair value pricing)

Level 3—	Inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (i.e. certain broker-quoted securities, fair valued securities)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The Funds will fair value foreign securities when the adviser does not believe that the closing prices are reflective of fair value due to significant events that occurred subsequent to the close of the foreign markets but before the Funds’ NAV calculations. When securities are fair valued under this method, they will be classified as Level 2 which may result in significant transfers between Level 1 and Level 2. The number of days on which fair value prices will be used depends on market activity. It is possible that fair value prices will be used by the Funds to a significant extent. Foreign securities in the Select Opportunities Fund, International Equity Fund and International Equity Fund II were fair valued under this method at October 31, 2011 and July 31, 2012, resulting in no significant transfers from Level 1 to Level 2 in the fair value hierarchy.

The following is a summary of the inputs used as of July 31, 2012 in valuing the Funds’ investments:

Select Opportunities Fund

Assets Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
COMMON STOCKS
United States	$10,586,852	$—	$—	$10,586,852
Canada	1,389,295	—	—	1,389,295
Japan	—	1,149,955	—	1,149,955

88

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Australia	$—	$892,841	$—	$892,841
China	213,923	675,547	—	889,470
Switzerland	—	844,886	—	844,886
United Kingdom	—	772,922	—	772,922
Germany	—	730,529	—	730,529
Indonesia	84,839	363,558	—	448,397
France	—	440,337	—	440,337
Netherlands	—	433,505	—	433,505
Denmark	—	210,136	—	210,136

TOTAL COMMON STOCKS	12,274,909	6,514,216	—	18,789,125

REPURCHASE AGREEMENT
United States	—	890,912	—	890,912

TOTAL INVESTMENTS	12,274,909	7,405,128	—	19,680,037

FORWARD FOREIGN EXCHANGE CONTRACTS	—	24,565	—	24,565

TOTAL	$12,274,909	$7,429,693	$—	$19,704,602

Liabilities Valuation Input

Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
FORWARD FOREIGN EXCHANGE CONTRACTS	$—	$(19,152)	$—	$(19,152)

TOTAL	$—	$(19,152)	$—	$(19,152)

89

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

Select Opportunities Fund
Rollforward of Level 3 Fair Value Measurement
For the Period Ended July 31, 2012

Asset Valuation Inputs

										Change in
										Unrealized
										Appreciation
				Change in						(Depreciation)
		Accrued		Unrealized						from Investments
	Balance as of	Discounts	Realized Gain	Appreciation			Net Transfers	Net Transfers	Balance as of	Held at
Investments in Securities	October 31, 2011	(Premiums)	(Loss)	(Depreciation)	Net Purchases	Net Sales	into Level 3	out of Level 3	July 31, 2012	July 31, 2012
PREFERRED STOCKS
Philippines	$133	$—	$14	$(12)	$—	$(135)	$—	$—	$—	$—

TOTAL	$133	$—	$14	$(12)	$—	$(135)	$—	$—	$—	$—

90

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

International Equity Fund

Assets Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
COMMON STOCKS
United Kingdom	$—	$469,771,097	$—	$469,771,097
Japan	—	343,113,741	—	343,113,741
Switzerland	—	247,245,004	—	247,245,004
France	—	207,465,805	—	207,465,805
Germany	—	163,540,611	—	163,540,611
Canada	144,106,188	—	—	144,106,188
China	9,086,003	110,436,736	—	119,522,739
Russia	—	32,736,063	29,378,485	62,114,548
Romania	88,258	54,976,737	67,955	55,132,950
Netherlands	—	54,931,649	—	54,931,649
Hong Kong	—	52,312,457	—	52,312,457
South Korea	—	42,088,243	—	42,088,243
Ireland	—	35,726,399	—	35,726,399
Nigeria	33,878,690	—	—	33,878,690
Venezuela	—	—	30,367,886	30,367,886
Bulgaria	468,985	6,129,847	23,009,648	29,608,480
Denmark	—	28,401,756	—	28,401,756
Czech Republic	—	23,368,597	—	23,368,597
Taiwan	—	21,424,260	—	21,424,260
Sweden	—	20,803,272	—	20,803,272
Spain	—	19,212,170	—	19,212,170
Ukraine	1,196,039	7,673,014	10,161,260	19,030,313
India	—	16,077,106	—	16,077,106
Lebanon	—	14,677,474	—	14,677,474
Serbia	11,944,635	—	1,599,675	13,544,310
Israel	13,369,844	—	—	13,369,844
Finland	—	10,321,987	—	10,321,987
Italy	—	10,076,870	—	10,076,870
Australia	—	10,039,584	—	10,039,584
Austria	—	9,182,128	—	9,182,128
Georgia	—	2,956,634	—	2,956,634
Mexico	2,733,460	—	—	2,733,460
Latvia	—	—	249,282	249,282

TOTAL COMMON STOCKS	216,872,102	2,014,689,241	94,834,191	2,326,395,534

PREFERRED STOCKS
Germany	—	38,904,140	—	38,904,140
Bulgaria	—	6,990,445	—	6,990,445

TOTAL PREFERRED STOCKS	—	45,894,585	—	45,894,585

EXCHANGE-TRADED FUNDS
Multinational	14,900,682	—	—	14,900,682

91

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Russia	$—	$—	$2,223,216	$2,223,216

TOTAL EXCHANGE-TRADED FUNDS	14,900,682	—	2,223,216	17,123,898

EQUITY LINKED NOTES
Ukraine	—	—	5,102,263	5,102,263
Ireland	4,091,708	—	—	4,091,708
India	—	5,105	—	5,105

TOTAL EQUITY LINKED NOTES	4,091,708	5,105	5,102,263	9,199,076

FOREIGN GOVERNMENT BONDS
Venezuela	—	—	8,970,021	8,970,021

FOREIGN GOVERNMENT COMPENSATION NOTES
Bulgaria	1,314,581	401,679	—	1,716,260

REPURCHASE AGREEMENT
United States	—	180,420,292	—	180,420,292

TOTAL INVESTMENTS	237,179,073	2,241,410,902	111,129,691	2,589,719,666

FORWARD FOREIGN EXCHANGE CONTRACTS	—	1,206,954	—	1,206,954

TOTAL	$237,179,073	$2,242,617,856	$111,129,691	$2,590,926,620

92

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

International Equity Fund
Rollforward of Level 3 Fair Value Measurement
For the Period Ended July 31, 2012

Asset Valuation Inputs

										Change in
										Unrealized
										Appreciation
				Change in						(Depreciation)
		Accrued		Unrealized						from Investments
	Balance as of	Discounts	Realized Gain	Appreciation			Net Transfers	Net Transfers	Balance as of	Held at
Investments in Securities	October 31, 2011	(Premiums)	(Loss)	(Depreciation)	Net Purchases	Net Sales	into Level 3	out of Level 3	July 31, 2012	July 31, 2012
COMMON STOCKS
Bulgaria	$41,441,884	$—	$(11,932,100)	$5,075,750	$—	$(11,575,886)	$—	$—	$23,009,648	$(6,394,800)
Latvia	279,501	—	—	(30,219)	—	—	—	—	249,282	(30,219)
Romania	—	—	—	—	—	—	67,955	—	67,955	—
Russia	35,445,596	—	—	(10,483,909)	—	—	4,416,798	—	29,378,485	(10,483,909)
Serbia	2,604,254	—	(29,987)	(1,004,579)	40,405	(10,418)	—	—	1,599,675	(1,004,579)
Ukraine	14,925,394	—	(6,055,621)	15,671,272	—	(15,735,432)	1,355,647	—	10,161,260	(4,678,728)
United Kingdom	12,023,899	—	(2,539,952)	(1,664,149)	—	(4,979,140)	—	(2,840,658)	—	—
Venezuela	15,607,343	—	—	14,760,543	—	—	—	—	30,367,886	14,760,544
EQUITY LINKED NOTES
Ukraine	8,928,375	—	3,437,882	(7,291,749)	5,567,147	(5,539,392)	—	—	5,102,263	(464,884)
EXCHANGE-TRADED FUNDS
Russia	1,389,510	—	—	833,706	—	—	—	—	2,223,216	833,706
FOREIGN GOVERNMENT BONDS
Venezuela	—	(9,120)	—	(59,204)	9,038,345	—	—	—	8,970,021	(59,204)
PREFERRED STOCKS
Philippines	27,039	—	2,850	(2,356)	—	(27,533)	—	—	—	—
RIGHTS
Bulgaria	—	—	350	—	—	(350)	—	—	—	—

TOTAL	$132,672,795	$(9,120)	$(17,116,578)	$15,805,106	$14,645,897	$(37,868,151)	$5,840,400	$(2,840,658)	$111,129,691	$(7,522,073)

93

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

The following is quantitative information about level 3 fair value measurements:

Fair Value
	at 7/31/12				Weighted
Description	($)	Valuation Technique(s)	Unobservable Input	Range	Average
International Equity Fund
Common Stocks	94,834,191	Income Approach - Discounted Cash Flow Method	Discount for Lack of Marketability	0%-40%	9.50%
		Market Approach - Guideline Public Company Method	Discount for Lack of Control
		Market Approach - Comparable Transaction Method	EBITDA Multiples
		Market Approach - Prior Transaction	Discount Rate
		Market Approach Price/ Book Value	Bid/Ask Spread
		Income Approach Portfolio Runoff Analysis	Weighted Average Cost of Capital
Consensus Pricing
Equity Linked Notes	5,102,263	Income Approach - Discounted Cash Flow Method	Discount for Lack of Marketability	5.63%	NA
		Market Approach - Guideline Public Company Method	Discount for Lack of Control
		Market Approach - Comparable Transaction Method	EBITDA Multiples
		Market Approach - Prior Transaction	Discount Rate
Weighted Average Cost of Capital
Exchange-Traded Funds	2,223,216	Consensus Pricing	Bid/Ask Spread	25%	NA
Discount for Lack of Marketability
Foreign Government Bonds	8,970,021	Consensus Pricing	Bid/Ask Spread	9%	NA
Discount for Lack of Marketability

Market Approach

References actual transactions in the equity of the enterprise being valued or transactions in similar enterprises that are traded in private and public markets. Third-party transactions in the equity of an enterprise generally represent the best estimate of fair value if they are done at arm’s length. The guideline public company method involves identifying and selecting publicly traded enterprises with financial and operating characteristics similar to the enterprise being valued. Once publicly traded enterprises are identified, valuation multiples can be derived, adjusted for comparability, and then applied to the subject enterprise to estimate the value of its equity or invested capital. The comparable transactions method analyzes transactions involving target companies operating in industries similar to the subject company. While it is known that no two companies are exactly alike, nor are any two transactions structured identically, consideration is given to the similarity in capital structure, operations, size and profitability, as well as other operating characteristics of the target companies. Once comparable transactions of enterprises are identified, valuation multiples can be derived, adjusted for comparability, and then applied to the subject enterprise to estimate the value of its equity or invested capital.

94

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

Income Approach

A well-established technique used to estimate the equity value of a company through a discounted cash flow analysis. Using this analysis, value is indicated from all the future cash flows attributable to the firm discounted to present value at a required rate of return. Any long-term debt is deducted from the indicated value of the invested capital if debt free cash flows are discounted to present value.

Discount for Lack of Marketability

It is common to consider the application of a discount for the lack of marketability for illiquid shares in a closely-held corporation. An owner of publicly traded securities can know at all times the market value of their holding. The owner can sell that holding on virtually a moment’s notice and receive cash net of brokerage fees within a few working days. Because a minority interest in a closely held corporation lacks the inherent liquidity of freely traded securities and is less attractive for investment purposes, it is accepted valuation practice to discount the value implied from the actively traded counterpart to reflect this disparity.

Discount for Lack of Control

A minority discount, or discount for lack of control, takes into account the inability of a fractional interest in a closely held partnership to control the operation and management of the assets. In particular, a security interest lacking control is unable to compel distribution of profits (absent judicial remedies), to force liquidation, or to effect any significant change. Since there are inherent limitations in the ownership of a non-controlling interest, a “willing buyer” will presumably purchase such an interest only at a price that takes such limitations into account.

95

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

International Equity Fund II

Assets Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
COMMON STOCKS
United Kingdom	$—	$317,576,883	$—	$317,576,883
Japan	—	223,727,583	—	223,727,583
Switzerland	—	162,210,029	—	162,210,029
France	—	138,487,038	—	138,487,038
Germany	—	116,540,971	—	116,540,971
Canada	103,257,654	—	—	103,257,654
China	5,788,937	68,149,694	—	73,938,631
Romania	—	48,988,614	—	48,988,614
Netherlands	—	37,808,742	—	37,808,742
South Korea	—	29,237,388	—	29,237,388
Russia	—	27,947,938	—	27,947,938
Hong Kong	—	26,964,274	—	26,964,274
Nigeria	25,495,937	—	—	25,495,937
Czech Republic	—	24,395,820	—	24,395,820
Ireland	—	21,077,917	—	21,077,917
Sweden	—	18,948,766	—	18,948,766
Denmark	—	18,814,824	—	18,814,824
Taiwan	—	15,596,604	—	15,596,604
Spain	—	12,195,914	—	12,195,914
Lebanon	—	10,314,535	—	10,314,535
Israel	7,782,635	—	—	7,782,635
Australia	—	7,087,177	—	7,087,177
Finland	—	6,685,116	—	6,685,116
Italy	—	6,010,615	—	6,010,615
Mexico	4,459,363	—	—	4,459,363
Ukraine	—	3,655,406	—	3,655,406
India	—	3,496,074	—	3,496,074

TOTAL COMMON STOCKS	146,784,526	1,345,917,922	—	1,492,702,448

PREFERRED STOCKS
Germany	—	26,756,892	—	26,756,892

EXCHANGE-TRADED FUNDS
Multinational	10,160,085	—	—	10,160,085

EQUITY LINKED NOTES
Ireland	1,654,753	—	—	1,654,753

REPURCHASE AGREEMENT
United States	—	132,129,964	—	132,129,964

TOTAL INVESTMENTS	158,599,364	1,504,804,778	—	1,663,404,142

96

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
FORWARD FOREIGN EXCHANGE CONTRACTS	$—	$1,061,856	$—	$1,061,856

TOTAL	$158,599,364	$1,505,866,634	$—	$1,664,465,998

Liabilities Valuation Input

Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
FORWARD FOREIGN EXCHANGE CONTRACTS	$—	$(65,780)	$—	$(65,780)

TOTAL	$—	$(65,780)	$—	$(65,780)

97

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

International Equity Fund II
Rollforward of Level 3 Fair Value Measurement
For the Period Ended July 31, 2012

Asset Valuation Inputs

										Change in
										Unrealized
										Appreciation
				Change in						(Depreciation)
		Accrued		Unrealized						from Investments
	Balance as of	Discounts	Realized Gain	Appreciation			Net Transfers	Net Transfers	Balance as of	Held at
Investments in Securities	October 31, 2011	(Premiums)	(Loss)	(Depreciation)	Net Purchases	Net Sales	into Level 3	out of Level 3	July 31, 2012	July 31, 2012
PREFERRED STOCKS
Philippines	$20,375	$—	$2,148	$(1,775)	$—	$(20,748)	$—	$—	$—	$—

TOTAL	$20,375	$—	$2,148	$(1,775)	$—	$(20,748)	$—	$—	$—	$—

98

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

Total Return Bond Fund

Assets Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
U.S. GOVERNMENT AND AGENCY OBLIGATIONS
United States	$—	$709,144,060	$—	$709,144,060

CORPORATE BONDS
United States	—	345,296,665	—	345,296,665
Australia	—	35,283,965	—	35,283,965
Canada	—	30,953,648	—	30,953,648
United Kingdom	—	26,132,812	—	26,132,812
Norway	—	26,117,340	—	26,117,340
France	—	25,090,269	—	25,090,269
Netherlands	—	15,953,052	—	15,953,052
Sweden	—	11,423,950	—	11,423,950
Ireland	—	10,599,540	—	10,599,540
Brazil	—	10,581,742	—	10,581,742
Switzerland	—	9,521,645	—	9,521,645
Hong Kong	—	7,443,941	—	7,443,941
Supranational	—	7,173,886	—	7,173,886
United Arab Emirates	—	6,367,430	—	6,367,430
Chile	—	6,031,793	—	6,031,793

TOTAL CORPORATE BONDS	—	573,971,678	—	573,971,678

ASSET BACKED SECURITIES
United States	—	486,328,399	7,422,922	493,751,321
Russia	—	—	148,403	148,403

TOTAL ASSET BACKED SECURITIES	—	486,328,399	7,571,325	493,899,724

FOREIGN GOVERNMENT AND AGENCY BONDS
Canada	—	119,078,553	—	119,078,553
Mexico	—	77,022,413	—	77,022,413
Brazil	—	64,317,732	—	64,317,732
Australia	—	61,894,934	—	61,894,934
Qatar	—	14,254,140	—	14,254,140
Norway	—	4,705,109	—	4,705,109

TOTAL FOREIGN GOVERNMENT AND AGENCY BONDS	—	341,272,881	—	341,272,881

MUNICIPAL OBLIGATIONS
United States	—	29,085,958	—	29,085,958

REPURCHASE AGREEMENT
United States	—	115,832,220	—	115,832,220

TOTAL INVESTMENTS	—	2,255,635,196	7,571,325	2,263,206,521

99

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
FORWARD FOREIGN EXCHANGE CONTRACTS	$—	$592,755	$—	$592,755

TOTAL	$—	$2,256,227,951	$7,571,325	$2,263,799,276

Liabilities Valuation Input

Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
FORWARD FOREIGN EXCHANGE CONTRACTS	$—	$(2,450,829)	$—	$(2,450,829)

TOTAL	$—	$(2,450,829)	$—	$(2,450,829)

100

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

Total Return Bond Fund
Rollforward of Level 3 Fair Value Measurement
For the Period Ended July 31, 2012

Asset Valuation Inputs

										Change in
										Unrealized
										Appreciation
				Change in						(Depreciation)
		Accrued		Unrealized						from Investments
	Balance as of	Discounts	Realized Gain	Appreciation			Net Transfers	Net Transfers	Balance as of	Held at
Investments in Securities	October 31, 2011	(Premiums)	(Loss)	(Depreciation)	Net Purchases	Net Sales	into Level 3	out of Level 3	July 31, 2012	July 31, 2012
ASSET BACKED SECURITIES
Russia	$319,812	$—	$3,883	$15,598	$—	$(190,890)	$—	$—	$148,403	$15,598
United States	—	—	—	—	3,549,598	—	3,873,324	—	7,422,922	—

TOTAL	$319,812	$—	$3,883	$15,598	$3,549,598	$(190,890)	$3,873,324	$—	$7,571,325	$15,598

101

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

Global High Income Fund

Assets Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
CORPORATE BONDS
United States	$—	$1,621,613,393	$9,375	$1,621,622,768
Canada	—	229,117,339	—	229,117,339
United Kingdom	—	184,819,454	—	184,819,454
Germany	—	58,348,276	—	58,348,276
Netherlands	—	45,482,568	—	45,482,568
Czech Republic	—	40,402,405	—	40,402,405
Mexico	—	33,537,263	—	33,537,263
Sweden	—	28,660,070	—	28,660,070
Australia	—	27,564,131	—	27,564,131
Norway	—	19,652,468	—	19,652,468
Malaysia	—	19,102,600	—	19,102,600
France	—	18,504,055	—	18,504,055
Indonesia	—	18,272,100	—	18,272,100
Russia	—	15,961,463	—	15,961,463
Cyprus	—	15,917,313	—	15,917,313
China	—	15,328,225	—	15,328,225
Brazil	—	15,066,625	—	15,066,625
Italy	—	11,642,810	—	11,642,810
Peru	—	9,276,800	—	9,276,800
Switzerland	—	7,589,943	—	7,589,943
Spain	—	6,452,409	—	6,452,409
Hong Kong	—	1,340,000	—	1,340,000
Ireland	—	1,253,026	—	1,253,026

TOTAL CORPORATE BONDS	—	2,444,904,736	9,375	2,444,914,111

BANK LOANS
United States	—	257,884,574	21,214,380	279,098,954
Canada	—	18,802,245	13,301,604	32,103,849
Ireland	—	16,248,590	—	16,248,590
New Zealand	—	12,984,214	—	12,984,214
Norway	—	—	3,844,710	3,844,710

TOTAL BANK LOANS	—	305,919,623	38,360,694	344,280,317

FOREIGN GOVERNMENT BONDS
Brazil	—	44,381,626	—	44,381,626
Mexico	—	25,710,910	—	25,710,910
Venezuela	—	15,811,658	—	15,811,658
Ghana	—	5,512,877	—	5,512,877
Indonesia	—	5,164,944	—	5,164,944

TOTAL FOREIGN GOVERNMENT BONDS	—	96,582,015	—	96,582,015

102

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
PREFERRED STOCKS
United States	$17,189,244	$20,159,358	$—	$37,348,602

COMMON STOCKS
Norway	—	—	24,695,172	24,695,172
United States	5,617,444	—	—	5,617,444
Greece	—	—	1,922,868	1,922,868

TOTAL COMMON STOCKS	5,617,444	—	26,618,040	32,235,484

CREDIT LINKED NOTE
Ukraine	—	—	4,939,528	4,939,528

CONVERTIBLE BONDS
United States	—	2,125,889	2,512,438	4,638,327

EQUITY LINKED NOTES
United States	3,821,295	—	—	3,821,295

REPURCHASE AGREEMENT
United States	—	66,568,950	—	66,568,950

TOTAL INVESTMENTS	26,627,983	2,936,260,571	72,440,075	3,035,328,629

FORWARD FOREIGN EXCHANGE CONTRACTS	—	2,632,018	—	2,632,018

TOTAL	$26,627,983	$2,938,892,589	$72,440,075	$3,037,960,647

Liabilities Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
FORWARD FOREIGN EXCHANGE CONTRACTS	$—	$(2,279,502)	$—	$(2,279,502)

SWAPS	—	(2,925,063)	—	(2,925,063)

TOTAL	$—	$(5,204,565)	$—	$(5,204,565)

103

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

Global High Income Fund
Rollforward of Level 3 Fair Value Measurement
For the Period Ended July 31, 2012

Asset Valuation Inputs

										Change in
										Unrealized
										Appreciation
				Change in						(Depreciation)
		Accrued		Unrealized						from Investments
	Balance as of	Discounts	Realized Gain	Appreciation			Net Transfers	Net Transfers	Balance as of	Held at
Investments in Securities	October 31, 2011	(Premiums)	(Loss)	(Depreciation)	Net Purchases	Net Sales	into Level 3	out of Level 3	July 31, 2012	July 31, 2012
BANK LOANS
Canada	$17,360,243	$13,486	$(98,567)	$553,103	$—	$(4,526,661)	$—	$—	$13,301,604	$553,103
New Zealand	13,451,794	(11,446)	(684)	(354,687)	—	(100,763)	—	(12,984,214)	—	—
Norway	5,036,270	—	—	(33,624)	—	(2,165,008)	1,007,072	—	3,844,710	(33,624)
United States	169,026,825	931,712	(924,075)	75,037	2,315,000	(113,902,371)	16,504,550	(52,812,298)	21,214,380	364,607
COMMON STOCKS
Greece	4,673,649	—	—	(2,750,781)	350,779	(350,779)	—	—	1,922,868	(2,750,781)
Norway	24,218,337	—	—	476,835	—	—	—	—	24,695,172	476,835
CONVERTIBLE BONDS
United States	9,457,541	123,573	—	(6,572,055)	423,668	—	—	(920,289)	2,512,438	(5,397,679)
CORPORATE BONDS
Australia	35,708,528	(649)	(1,506,894)	(17,163)	—	(34,183,822)	—	—	—	—
United States	23,438	—	—	(14,063)	—	—	—	—	9,375	(14,063)
CREDIT LINKED NOTE
Ukraine	6,354,889	118,622	4,601	(311,988)	6,081,995	(7,308,591)	—	—	4,939,528	18,812
RIGHTS
United States	1,274,880	—	—	(630,544)	—	(644,336)	—	—	—	—

TOTAL	$286,586,394	$1,175,298	$(2,525,619)	$(9,579,930)	$9,171,442	$(163,182,331)	$17,511,622	$(66,716,801)	$72,440,075	$(6,782,790)

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NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

The following is quantitative information about level 3 fair value measurements:

	Fair Value
	at 7/31/12				Weighted
Description	($)	Valuation Technique(s)	Unobservable Input	Range	Average
Global High Income Fund
Bank Loans	38,360,694	Consensus Pricing	Bid/Ask Spread	.50%-99%	1%
Common Stocks	26,618,040	Income Approach - Discounted Cash Flow Method	Discount for Lack of Marketability	6%-28%	8%
		Market Approach - Guideline Public Company Method	EBITDA Multiples
		Cost Approach - Adjusted Book Value Method	Discount Rate
		Consensus Pricing	Weighted Average Cost of Capital Bid/Ask Spread Discount Rate
Convertible Bonds	2,512,438	Consensus Pricing	Bid/Ask Spread Discount for Lack of Marketability	10%	NA
Corporate Bonds	9,375	Consensus Pricing	Bid/Ask Spread	20%	NA
Credit Linked Note	4,939,528	Consensus Pricing	Bid/Ask Spread	1%	NA

Market Approach

References actual transactions in the equity of the enterprise being valued or transactions in similar enterprises that are traded in private and public markets. Third-party transactions in the equity of an enterprise generally represent the best estimate of fair value if they are done at arm’s length. The guideline public company method involves identifying and selecting publicly traded enterprises with financial and operating characteristics similar to the enterprise being valued. Once publicly traded enterprises are identified, valuation multiples can be derived, adjusted for comparability, and then applied to the subject enterprise to estimate the value of its equity or invested capital. The comparable transactions method analyzes transactions involving target companies operating in industries similar to the subject company. While it is known that no two companies are exactly alike, nor are any two transactions structured identically, consideration is given to the similarity in capital structure, operations, size and profitability, as well as other operating characteristics of the target companies. Once comparable transactions of enterprises are identified, valuation multiples can be derived, adjusted for comparability, and then

105

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

applied to the subject enterprise to estimate the value of its equity or invested capital.

Income Approach

A well-established technique used to estimate the equity value of a company through a discounted cash flow analysis. Using this analysis, value is indicated from all the future cash flows attributable to the firm discounted to present value at a required rate of return. Any long-term debt is deducted from the indicated value of the invested capital if debt free cash flows are discounted to present value.

Discount for Lack of Marketability

It is common to consider the application of a discount for the lack of marketability for illiquid shares in a closely-held corporation. An owner of publicly traded securities can know at all times the market value of their holding. The owner can sell that holding on virtually a moment’s notice and receive cash net of brokerage fees within a few working days. Because a minority interest in a closely held corporation lacks the inherent liquidity of freely traded securities and is less attractive for investment purposes, it is accepted valuation practice to discount the value implied from the actively traded counterpart to reflect this disparity.

106

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

Emerging Markets Local Currency Debt Fund

Assets Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
FOREIGN GOVERNMENT BONDS
Turkey	$—	$2,930,780	$—	$2,930,780
South Africa	—	2,551,243	—	2,551,243
Mexico	—	2,243,345	—	2,243,345
Malaysia	—	1,772,696	—	1,772,696
Thailand	—	1,697,412	—	1,697,412
Poland	—	1,042,601	—	1,042,601
Uruguay	—	961,383	—	961,383
Peru	—	775,324	—	775,324
Russia	—	741,458	—	741,458
Colombia	—	736,532	—	736,532
Hungary	—	662,836	—	662,836
Philippines	—	129,446	—	129,446

TOTAL FOREIGN GOVERNMENT BONDS	—	16,245,056	—	16,245,056

CORPORATE BONDS
Brazil	—	1,845,699	—	1,845,699
Indonesia	—	1,126,836	—	1,126,836

TOTAL CORPORATE BONDS	—	2,972,535	—	2,972,535

REPURCHASE AGREEMENT
United States	—	4,085,958	—	4,085,958

TOTAL INVESTMENTS	—	23,303,549	—	23,303,549

FORWARD FOREIGN EXCHANGE CONTRACTS	—	17,341	—	17,341

TOTAL	$—	$23,320,890	$—	$23,320,890

Liabilities Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
FORWARD FOREIGN EXCHANGE CONTRACTS	$—	$(38,929)	$—	$(38,929)

SWAPS	—	(112,510)	—	(112,510)

TOTAL	$—	$(151,439)	$—	$(151,439)

107

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

Emerging Markets Local Currency Debt Fund
Rollforward of Level 3 Fair Value Measurement
For the Period Ended July 31, 2012

Asset Valuation Inputs

										Change in
										Unrealized
										Appreciation
				Change in						(Depreciation)
		Accrued		Unrealized						from Investments
	Balance as of	Discounts	Realized Gain	Appreciation			Net Transfers	Net Transfers	Balance as of	Held at
Investments in Securities	October 31, 2011	(Premiums)	(Loss)	(Depreciation)	Net Purchases	Net Sales	into Level 3	out of Level 3	July 31, 2012	July 31, 2012
CORPORATE BONDS
Indonesia	$2,309,630	$172	$(95,829)	$(21,312)	$—	$(1,065,825)	$—	$(1,126,836)	$—	$—

TOTAL	$2,309,630	$172	$(95,829)	$(21,312)	$—	$(1,065,825)	$—	$(1,126,836)	$—	$—

108

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

U.S. Microcap Fund

Assets Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
COMMON STOCKS
Health Care Equipment & Services	$2,294,566	$—	$—	$2,294,566
Banks	2,226,146	—	—	2,226,146
Semiconductors & Semiconductor Equipment	1,160,884	—	—	1,160,884
Technology Hardware & Equipment	1,156,776	—	—	1,156,776
Retailing	1,060,810	—	—	1,060,810
Capital Goods	783,901	—	—	783,901
Energy	772,982	—	—	772,982
Software & Services	757,894	—	—	757,894
Real Estate	617,743	—	—	617,743
Commercial & Professional Services	540,709	—	—	540,709
Transportation	492,432	—	—	492,432
Automobiles & Components	446,708	—	—	446,708
Consumer Durables & Apparel	360,035	—	—	360,035
Pharmaceuticals & Biotechnology	350,415	—	—	350,415
Materials	350,020	—	—	350,020
Consumer Services	326,886	—	—	326,886
Diversified Financials	273,235	—	—	273,235

TOTAL COMMON STOCKS	13,972,142	—	—	13,972,142

TOTAL INVESTMENTS	13,972,142	—	—	13,972,142

TOTAL	$13,972,142	$—	$—	$13,972,142

109

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

U.S. Smallcap Fund

Assets Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
COMMON STOCKS
Retailing	$3,770,592	$—	$—	$3,770,592
Pharmaceuticals & Biotechnology	3,529,532	—	—	3,529,532
Capital Goods	3,228,049	—	—	3,228,049
Semiconductors & Semiconductor Equipment	3,058,873	—	—	3,058,873
Banks	2,762,158	—	—	2,762,158
Technology Hardware & Equipment	2,723,202	—	—	2,723,202
Energy	2,097,288	—	—	2,097,288
Software & Services	1,781,405	—	—	1,781,405
Transportation	1,702,645	—	—	1,702,645
Automobiles & Components	1,679,131	—	—	1,679,131
Insurance	1,625,202	—	—	1,625,202
Diversified Financials	1,584,701	—	—	1,584,701
Materials	1,486,352	—	—	1,486,352
Health Care Equipment & Services	1,163,159	—	—	1,163,159
Food, Beverage & Tobacco	686,997	—	—	686,997
Commercial & Professional Services	607,796	—	—	607,796
Real Estate	537,555	—	—	537,555

TOTAL COMMON STOCKS	34,024,637	—	—	34,024,637

REPURCHASE AGREEMENT	—	333,389	—	333,389

TOTAL INVESTMENTS	34,024,637	333,389	—	34,358,026

TOTAL	$34,024,637	$333,389	$—	$34,358,026

110

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

U.S. Midcap Fund

Assets Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
COMMON STOCKS
Capital Goods	$809,017	$—	$—	$809,017
Technology Hardware & Equipment	710,684	—	—	710,684
Diversified Financials	613,122	—	—	613,122
Energy	588,326	—	—	588,326
Pharmaceuticals & Biotechnology	556,610	—	—	556,610
Retailing	424,362	—	—	424,362
Materials	401,164	—	—	401,164
Consumer Durables & Apparel	372,437	—	—	372,437
Software & Services	360,614	—	—	360,614
Insurance	287,395	—	—	287,395
Semiconductors & Semiconductor Equipment	286,081	—	—	286,081
Banks	284,704	—	—	284,704
Food, Beverage & Tobacco	172,748	—	—	172,748
Commercial & Professional Services	164,345	—	—	164,345
Health Care Equipment & Services	138,109	—	—	138,109
Consumer Services	118,655	—	—	118,655
Food & Staples Retailing	112,889	—	—	112,889
Household & Personal Products	101,460	—	—	101,460

TOTAL COMMON STOCKS	6,502,722	—	—	6,502,722

TOTAL INVESTMENTS	6,502,722	—	—	6,502,722

TOTAL	$6,502,722	$—	$—	$6,502,722

111

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

U.S. Multicap Fund

Assets Valuation Input

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
COMMON STOCKS
Technology Hardware & Equipment	$535,344	$—	$—	$535,344
Diversified Financials	391,355	—	—	391,355
Capital Goods	373,182	—	—	373,182
Energy	343,830	—	—	343,830
Materials	227,905	—	—	227,905
Retailing	220,384	—	—	220,384
Semiconductors & Semiconductor Equipment	196,726	—	—	196,726
Pharmaceuticals & Biotechnology	193,240	—	—	193,240
Health Care Equipment & Services	163,497	—	—	163,497
Transportation	160,158	—	—	160,158
Commercial & Professional Services	143,724	—	—	143,724
Food, Beverage & Tobacco	137,879	—	—	137,879
Banks	123,914	—	—	123,914
Consumer Services	122,556	—	—	122,556
Food & Staples Retailing	108,583	—	—	108,583
Insurance	91,938	—	—	91,938
Software & Services	80,765	—	—	80,765
Consumer Durables & Apparel	66,102	—	—	66,102
Household & Personal Products	56,795	—	—	56,795

TOTAL COMMON STOCKS	3,737,877	—	—	3,737,877

TOTAL INVESTMENTS	3,737,877	—	—	3,737,877

TOTAL	$3,737,877	$—	$—	$3,737,877

112

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

The following is a summary of the valuation techniques and significant amounts of unobservable inputs used in the fair valuation measurement of each Fund’s Level 3 securities:

	Fair Value			Range
	at 7/31/12	Valuation	Unobservable	(Weighted
Description	($)	Technique(s)	Input	Average)
International Equity Fund
Common Stocks	$94,834,191
Equity Linked Notes	5,102,263
Exchange-Traded Funds	2,223,216
Foreign Government Bonds	8,970,021
Total Return Bond Fund
Asset Backed Securities	7,571,325
Global High Income Fund
Bank Loans	38,360,694
Common Stocks	26,618,040
Convertible Bonds	2,512,438
Corporate Bonds	9,375
Credit Linked Note	4,939,528

b) Repurchase agreements: The Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation in return for the use of the Fund’s available cash, subject to an agreement by the seller to repurchase and the Fund to resell the obligation, at an agreed-upon price and time. Thus, the yield during the Fund’s holding period is determinable. The value of the collateral is equal to at least 102% of the total amount of the repurchase obligations, including accrued interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to a Fund in the event a Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its rights. The Funds’ investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with whom the Funds enter into repurchase agreements to evaluate potential risks. The Funds primarily engage in repurchase agreements with Fixed Income Clearing Corporation (FICC) through their custodian to accommodate cash sweeps of any residual U.S. dollars held in a particular portfolio.

c) Foreign currency: The books and records of the Funds are maintained in U.S. dollars. Foreign currencies and investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of the period as defined by the Funds’ Valuation Procedures. Purchases and sales of investment securities and income and expenses are translated on the

113

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

respective dates of such transactions. Unrealized gains or losses on investments denominated in foreign currencies, which result from changes in foreign currencies, have been included in the net unrealized appreciation or depreciation of investments. Net realized currency gains and losses include foreign currency gains and losses occurring between trade date and settlement date on investment securities transactions, gains and losses from foreign currency transactions and the gains and losses from differences between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the purchase settlement date and sale trade date is included in realized gains and losses on security transactions.

Investments in emerging markets can be riskier and more volatile than investments in the United States and other developed markets. Adverse political and economic developments can make it more difficult for the Artio International Equity Fund (the “Fund”) to sell its foreign securities which could reduce the NAV of the Fund. In contrast to more established markets, emerging markets may have governments that are less stable and markets that are less liquid, increasing your investment risk. At July 31, 2012, the Fund had 1.49% of its net assets invested in Venezuelan securities and held Venezuelan Bolivar valued at 0.01% of the Fund’s net assets. Venezuela currently imposes foreign exchange controls which prohibit the Fund from repatriating dividends, interest, or other income from investments or proceeds from the sale of Venezuelan securities.

d) Forward foreign currency contracts: As part of their investment strategy, Funds entered into forward foreign currency contracts to manage the portfolio holdings against currency risks. The Funds also utilized forward foreign currency contracts to reduce or eliminate underweighted positions in a currency relative to its benchmark when purchasing underlying investments denominated in that currency is not deemed suitable by the Adviser. The Funds may use forward foreign currency contracts as a substitute for taking a position in the underlying asset and/or as a part of a strategy to reduce interest rate risk, currency risk, and price risk. Forward foreign currency contracts are valued at the interpolated forward rate and are marked-to-market at each valuation date in the manner set forth by the Funds’ Valuation Procedures. The change in fair value is recorded by a Fund as an unrealized gain or loss. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss.

114

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts to sell foreign currency limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, a Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts.

Some of the forward foreign currency contracts entered into by the Funds are classified as non-deliverable forwards (“NDF”). NDFs are cash-settled, short-term forward contracts that have limited trading or are denominated in non-convertible foreign currency, where the profit or loss at the time of the settlement date is calculated by taking the difference between the agreed upon exchange rate and the spot rate at the time of settlement, for an agreed upon notional amount of funds. All NDFs have a fixing date and a settlement date. The fixing date is the date at which the difference between the prevailing market exchange rate and the agreed upon exchange rate is calculated. The settlement date is the date by which the payment of the difference is due to the party receiving payment. NDFs are commonly quoted for time periods of one month up to one year, and are normally quoted and settled in U.S. dollars. They are often used to gain exposure to and/or to hedge exposure to foreign currencies that are not internationally traded. With respect to a Fund’s obligations to purchase or sell currencies under forward foreign currency contracts, a Fund will earmark liquid securities having a value at least equal to its obligations, or continue to own or have the right to sell or acquire respectively, the currency subject to the forward foreign currency contract. The Funds’ maximum risk of loss from counterparty credit risk is the unrealized appreciation of forward foreign exchange contracts recorded on the Statement of Asset and Liabilities.

e) Bank loans: The Global High Income Fund may invest in bank loans. Bank loans include institutionally traded floating and fixed-rate debt obligations generally acquired as a participation interest in or assignment of a loan originated by a lender or financial institution. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality. Many such loans are secured, although some may be unsecured. Loans that are fully secured offer a fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. There is no assurance that any collateral securing a loan could be liquidated or, if liquidated, that such collateral would be of sufficient value to repay the loans taken against it. There may be limited secondary market liquidity for these instruments which could result in volatile pricing for the securities which in turn may affect this Fund’s NAV.

115

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

The Fund may enter into, or acquire participation in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowings in which the Fund agrees to make loans up to a maximum amount upon demand by the borrowing issuer for a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrowing issuer repays the loan, an amount equal to the repayment is again made available to the borrowing issuer under the facility. The borrowing issuer may at any time borrow and repay amounts so long as, in the aggregate, at any given time the amount borrowed does not exceed the maximum amount. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest.

There are a number of risks associated with an investment in delayed funding loans and revolving credit facilities including credit, interest rate and liquidity risk and the risks of being a lender. There may be circumstances under which the borrowing issuer’s credit risk may be deteriorating and yet the Fund may be obligated to make loans to the borrowing issuer as the borrowing issuer’s credit continues to deteriorate, including at a time when the borrowing issuer’s financial condition makes it unlikely that such amounts will be repaid. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. These risks could cause the Fund to lose money on its investment, which in turn could affect the Fund’s returns. The Fund currently intends to treat delayed funding loans and revolving credit facilities for which there is no readily available market as illiquid for purposes of the Fund’s limitation on illiquid investments. Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of the Trust’s investment restriction relating to the lending of funds or assets by the Fund.

At July 31, 2012, there were three unfunded commitments which amounted to $24,342,444 of par and had cost and fair value of $25,462,679 and $18,664,771, respectively.

f) Foreign securities: Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include the loss of value in investments of foreign securities because of currency exchange rate fluctuations, price volatility that may exceed the volatility of U.S. securities, uncertain political conditions, lack of timely and reliable financial information and other factors. These risks are increased for investment in emerging markets. Emerging market securities involve unique risks, such as exposure to economies less

116

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

diverse and mature than that of the U.S. or more established foreign markets. Economic or political instability may cause larger price changes in emerging market securities than other foreign securities. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

g) Financial futures contracts: In order to gain exposure to or protect against changes in security values, the Funds bought and sold futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in fair values of securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. To the extent fluctuations in value are not settled with the counterparty on a daily basis, the Funds are also subject to the credit risk of the counterparty. Cash collateral for futures contracts outstanding may be held by the broker on certain contracts. These amounts are included on the Statement of Assets and Liabilities as cash on deposit with broker. The Funds entered into futures contracts for hedging purposes, managing the duration and yield curve profile, and to gain exposure to foreign equity markets.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. The Funds generally agree to receive from or pay to the broker an amount of cash equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by a Fund as unrealized gains or losses. Fluctuations in the value of the contracts are recorded in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

The Funds entered into swap contracts that function similar to futures contracts (“synthetic futures”) to gain exposure and to protect against changes in security values. Generally these contracts are counterparty agreements and do not require daily variation margin payments to be directly paid to the counterparty; however, they do require hard segregation of cash. These amounts are included on the Statement of Assets and Liabilities as cash on deposit with broker. The Funds are exposed to the credit risk of the counterparty in addition to the risks described above. The accounting treatment of such contracts is similar to that described above for standard futures contracts. The Funds disclose synthetic futures with other futures contracts. The Funds’ maximum risk of loss associated with futures contracts is minimal since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the

117

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

futures contracts against default. The Fund’s maximum risk of loss due to counterparty credit risk for synthetic futures contracts is the unrealized appreciation for synthetic futures contracts.

h) Swaps: The Funds entered into interest rate, total return and credit default swaps primarily to preserve a return or spread on a particular investment or portion of their portfolio. The Funds may also enter into currency and index swaps to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Funds anticipate purchasing at a later date. Interest rate swaps involve the exchange with another party of their respective commitments to pay or receive interest; for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them, and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. A total return swap is an agreement to exchange the return on a stock, bond or index for a fixed or variable financing charge. A credit default swap is an agreement between two counterparties that allows one party to be “long” a third-party credit risk, and the other party to be “short” the credit risk. Credit default swaps are designed to transfer the credit exposure of fixed income products between parties.

The Funds will usually enter into swaps on a net basis, that is, the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. In as much as these swaps are entered into for good faith hedging purposes, the investment adviser believes such obligations do not constitute senior securities under the 1940 Act, and, accordingly, will not treat them as being subject to its borrowing restrictions. The Funds will not enter into any swap transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements on the swap contracts, is rated at least A by Standard & Poor’s (S&P) or Moody’s or has an equivalent rating from a Nationally Recognized Statistical Rating Organization (“NRSRO”) or is determined to be of equivalent credit quality by the investment adviser. If there is a default by the counterparty, the Funds may have contractual remedies pursuant to the agreements related to the transaction.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its

118

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

obligation to perform and that there may be unfavorable changes in the value of the index or securities underlying the agreement. The Funds’ maximum risk of loss from counterparty risk related to swaps is the fair value of the contract. This risk is mitigated by having a master netting agreement between the Funds and the counterparties and by the posting of collateral by the counterparties to the Funds to cover the Funds’ exposure to the counterparty.

Certain Funds hold derivative instruments which contain credit-risk-related contingent provisions. If the Fund’s net assets were to fall below certain thresholds from the prior fiscal year net assets, it would be in violation of these provisions, and the counterparties to the derivative instruments could request immediate payment or demand immediate and ongoing full overnight collateralization on derivative instruments in net liability positions. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a liability position on July 31, 2012, is $2,925,063 for which the Global High Income Fund has pledged collateral of $3,070,000 in the normal course of business.

i) Securities lending: Select Opportunities Fund, International Equity Fund, International Equity Fund II, U.S. Microcap Fund, U.S. Smallcap Fund, U.S. Midcap Fund and U.S. Multicap Fund have established securities lending agreements with State Street Bank and Trust Company (“State Street”) in which the Funds lend portfolio securities to a broker. In exchange, collateral consisting of either cash or U.S. government securities in an amount of at least 102% of the value of the U.S. securities loaned and 105% of the value of the foreign securities loaned will be maintained at all times. These Funds may loan securities to brokers, dealers, and financial institutions determined by the Adviser to be creditworthy, subject to certain limitations. Under these agreements, these Funds continue to earn income on the securities loaned. Collateral received is generally cash, and such Funds invest the cash in the State Street Navigator Securities Lending Prime Portfolio. These Funds receive any interest on the amount invested, but they must also pay the broker a loan rebate fee computed as a varying percentage of the collateral received. In the event of counterparty default, these Funds are subject to potential loss if any such Fund is delayed or prevented from exercising its right to dispose of the collateral. These Funds each bear risk in the event that invested collateral is not sufficient to meet obligations due on the loans.

As of July 31, 2012, the Funds had no securities on loan.

j) Securities transactions and investment income: Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recorded on an accrual basis and includes amortization and accretion of bond premiums and discounts, respectively,

119

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

using the effective interest method. Dividend income is recorded in the Statement of Operations on the ex-dividend date or when the Funds become aware of the dividend distribution in the case of certain foreign securities. It is expected that certain capital gains earned by the Funds and certain dividends and interest received by the Funds will be subject to foreign withholding taxes.

The Funds are subject to an Imposto sobre Operacoes Financeiras (IOF) transaction tax levied by the Brazilian government on certain foreign exchange transactions related to security transactions executed across Brazilian exchanges. The IOF tax has been included in net realized gain (loss) from foreign currency transactions in the Statement of Operations.

2.	Derivative Instruments

a) Financial futures contracts: At July 31, 2012, the Funds did not have any outstanding futures contracts.

b) Written Options: The Funds did not invest in written options during the period ended July 31, 2012.

c) Swaps: The Global High Income Fund and Emerging Markets Local Currency Debt Fund entered into the following swap transactions as of July 31, 2012:

Global High Income Fund

Credit Default Swaps-Sell Protection (1)

						Upfront		Net
	Fixed-Deal			Original	Current	Premiums		Unrealized
Reference	Received	Maturity		Notional	Notional	Paid/	Fair	Appreciation/
Obligation	Rate	Date	Counterparty	Amount	Amount (2)	(Received)	Value (3)	(Depreciation)
McClatchy Co (The)(T)	5.00%	03/20/2015	Barclays Bank PLC	$5,000,000	$5,000,000	$(387,500)	$(349,264)	$38,236
McClatchy Co (The)(T)	5.00%	03/20/2015	Deutsche Bank	4,340,000	4,340,000	(497,894)	(303,161)	194,733
McClatchy Co (The)(T)	5.00%	03/20/2015	Deutsche Bank	4,080,000	4,080,000	(469,200)	(284,999)	184,201
McClatchy Co (The)(T)	5.00%	03/20/2015	Credit Suisse International	1,620,000	1,620,000	(174,150)	(113,162)	60,988
McClatchy Co (The)(T)	5.00%	09/20/2015	Deutsche Bank	2,305,000	2,305,000	(328,463)	(256,862)	71,601
Grohe Holding Gmbh(T)	5.00%	09/20/2015	UBS AG	5,935,000	3,330,000	(530,625)	(1,218)	529,407
Bombardier(T)	1.00%	06/20/2016	Deutsche Bank	14,350,000	14,350,000	(732,983)	(1,154,060)	(421,077)
Grohe Holding Gmbh(T)	5.00%	12/20/2016	UBS AG	4,320,000	4,320,000	(689,440)	(176,493)	512,947
Grohe Holding Gmbh(T)	5.00%	12/20/2016	Deutsche Bank	4,320,000	4,320,000	(643,477)	(176,084)	467,393

120

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

						Upfront		Net
	Fixed-Deal			Original	Current	Premiums		Unrealized
Reference	Received	Maturity		Notional	Notional	Paid/	Fair	Appreciation/
Obligation	Rate	Date	Counterparty	Amount	Amount (2)	(Received)	Value (3)	(Depreciation)
CDX.NA.HY-S18(T)	5.00%	06/20/2017	JPMorgan Chase Bank N.A.	$56,000,000	$4,356,000	$(137,156)	$(109,760)	$27,396

				$102,270,000		$(4,590,888)	$(2,925,063)	$1,665,825

Emerging Markets Local Currency Debt Fund

Interest Rate Swaps

Notional		Expiration			Fixed	Variable	Fair
Amount	Currency	Date	Counterparty	Receive (Pay)#	Rate	Rate	Value
30,000,000	PLN	04/06/2013	JPMorgan Chase Bank N.A.	(Pay)	5.03%	3-month WIBOR	$(112,510)

(T)	The Fund entered into this contract for speculative purposes.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit event as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the expected amount paid or received for the credit derivative if the amount of the swap agreement was closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreements.
#	Receive—Fund receives fixed rate and pays variable rate. (Pay)—Fund pays fixed rate and receives variable rate.

d) Quantitative Disclosure of Derivative Holdings: Funds use derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposure of the Funds’ portfolios. Derivatives relate to securities, interest rates, exchange rates, inflation rates, commodities and indices, and include

121

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

swaps and exchange traded and over-the-counter contracts. As of and for the period ended July 31, 2012, derivative summary tables for each Fund are as follows:

Select Opportunities Fund

Asset Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts	Unrealized appreciation on forward foreign exchange contracts	$—	$24,565	$—	$—	$—	$—	$24,565

Total Value		$—	$24,565	$—	$—	$—	$—	$24,565

Liability Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts	Unrealized depreciation on forward foreign exchange contracts	$—	$19,152	$—	$—	$—	$—	$19,152

Total Value		$—	$19,152	$—	$—	$—	$—	$19,152

Number of Contracts, Notional Amounts, Fair Value or Shares/Units

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Risk	Risk	Risk	Risk	Risk	Risk	Total
Rights (1)	—	—	—	5,150	—	—	5,150
Forward Contracts (2)	—	2,274,933	—	—	—	—	2,274,933

(1)	Volume of derivative activity is based on an average of month-end shares outstanding during the period.
(2)	Volume of derivative activity is based on an average of notional amounts outstanding during the period.

International Equity Fund

Asset Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts	Unrealized appreciation on forward foreign exchange contracts	$—	$1,206,954	$—	$—	$—	$—	$1,206,954

Total Value		$—	$1,206,954	$—	$—	$—	$—	$1,206,954

122

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

Number of Contracts, Notional Amounts, Fair Value or Shares/Units

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Risk	Risk	Risk	Risk	Risk	Risk	Total
Rights (1)	—	—	—	261,629	—	—	261,629
Futures Contracts - Long (2)	—	—	—	5,255,261	—	—	5,255,261
Futures Contracts - Short (2)	—	—	—	(2,539,132)	—	—	(2,539,132)
Forward Contracts (2)	—	457,054,523	—	—	—	—	457,054,523

(1)	Volume of derivative activity is based on an average of month-end shares outstanding during the period.
(2)	Volume of derivative activity is based on an average of notional amounts outstanding during the period.

International Equity Fund II

Asset Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts	Unrealized appreciation on forward foreign exchange contracts	$—	$1,061,856	$—	$—	$—	$—	$1,061,856

Total Value		$—	$1,061,856	$—	$—	$—	$—	$1,061,856

Liability Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts	Unrealized depreciation on forward foreign exchange contracts	$—	$65,780	$—	$—	$—	$—	$65,780

Total Value		$—	$65,780	$—	$—	$—	$—	$65,780

Number of Contracts, Notional Amounts, Fair Value or Shares/Units

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Risk	Risk	Risk	Risk	Risk	Risk	Total
Rights (1)	—	—	—	206,182	—	—	206,182
Futures Contracts - Long (2)	—	—	—	4,439,975	—	—	4,439,975
Futures Contracts - Short (2)	—	—	—	(2,139,718)	—	—	(2,139,718)
Forward Contracts (2)	—	514,347,146	—	—	—	—	514,347,146

(1)	Volume of derivative activity is based on an average of month-end shares outstanding during the period.
(2)	Volume of derivative activity is based on an average of notional amounts outstanding during the period.

123

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

Total Return Bond Fund

Asset Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts	Unrealized appreciation on forward foreign exchange contracts	$—	$592,755	$—	$—	$—	$—	$592,755

Total Value		$—	$592,755	$—	$—	$—	$—	$592,755

Liability Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts	Unrealized depreciation on forward foreign exchange contracts	$—	$2,450,829	$—	$—	$—	$—	$2,450,829

Total Value		$—	$2,450,829	$—	$—	$—	$—	$2,450,829

Number of Contracts, Notional Amounts, Fair Value or Shares/Units

Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts (1)	—	288,760,568	—	—	—	—	288,760,568

(1)	Volume of derivative activity is based on an average of notional amounts outstanding during the period.

Global High Income Fund

Asset Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts	Unrealized appreciation on forward foreign exchange contracts	$—	$2,632,018	$—	$—	$—	$—	$2,632,018

Total Value		$—	$2,632,018	$—	$—	$—	$—	$2,632,018

124

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

Liability Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Swaps Contracts	Open swap agreements, at fair value	$—	$—	$2,925,063	$—	$—	$—	$2,925,063
Forward Contracts	Unrealized depreciation on forward foreign exchange contracts	—	2,279,502	—	—	—	—	2,279,502

Total Value		$—	$2,279,502	$2,925,063	$—	$—	$—	$5,204,565

Number of Contracts, Notional Amounts, Fair Value or Shares/Units

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Risk	Risk	Risk	Risk	Risk	Risk	Total
Swaps Contracts (1)	—	—	102,541,433	—	—	—	102,541,433
Forward Contracts (1)	—	610,186,703	—	—	—	—	610,186,703

(1)	Volume of derivative activity is based on an average of notional amounts outstanding during the period.

Emerging Markets Local Currency Debt Fund

Asset Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Forward Contracts	Unrealized appreciation on forward foreign exchange contracts	$—	$17,341	$—	$—	$—	$—	$17,341

Total Value		$—	$17,341	$—	$—	$—	$—	$17,341

Liability Derivatives

			Foreign
	Statement of	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Assets and Liabilities	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Location	Risk	Risk	Risk	Risk	Risk	Risk	Total
Swaps Contracts	Open swap agreements, at fair value	$112,510	$—	$—	$—	$—	$—	$112,510
Forward Contracts	Unrealized depreciation on forward foreign exchange contracts	—	38,929	—	—	—	—	38,929

Total Value		$112,510	$38,929	$—	$—	$—	$—	$151,439

125

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

Number of Contracts, Notional Amounts, Fair Value or Shares/Units

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
	Risk	Risk	Risk	Risk	Risk	Risk	Total
Options Purchased (1)	—	2,333,333	—	—	—	—	2,333,333
Swaps Contracts (2)	13,333,333	—	—	—	—	—	13,333,333
Futures Contracts - Long (2)	291,102	—	—	—	—	—	291,102
Forward Contracts (2)	—	6,090,711	—	—	—	—	6,090,711

(1)	Volume of derivative activity is based on an average of contracts outstanding during the period.
(2)	Volume of derivative activity is based on an average of notional amounts outstanding during the period.

3.	Net Unrealized Tax Appreciation/Depreciation

At July 31, 2012, net unrealized appreciation/depreciation for federal income tax purposes is comprised of the following components:

				Tax Basis
	Federal	Gross	Gross	Net Unrealized
	Income Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
Select Opportunities Fund	$20,250,286	$778,552	$(1,348,801)	$(570,249)
International Equity Fund	3,098,563,697	260,780,035	(769,624,066)	(508,844,031)
International Equity Fund II	1,809,548,703	126,429,360	(272,573,921)	(146,144,561)
Total Return Bond Fund	2,190,259,191	84,832,082	(11,884,752)	72,947,330
Global High Income Fund	3,064,480,066	107,138,939	(136,290,376)	(29,151,437)
Emerging Markets Local Currency Debt Fund	23,874,365	209,932	(780,748)	(570,816)
U.S. Microcap Fund	14,345,123	1,507,317	(1,880,298)	(372,981)
U.S. Smallcap Fund	33,252,746	3,122,085	(2,016,805)	1,105,280
U.S. Midcap Fund	6,223,825	582,282	(303,385)	278,897
U.S. Multicap Fund	3,385,285	583,429	(230,837)	352,592

4.	Investments in Affiliated Issuers

An affiliated issuer, as defined under 1940 Act, is one in which a Fund’s holdings of an issuer represents 5% or more of the outstanding voting securities of the issuer. A summary of Funds’ investments in securities of these issuers for the period ended July 31, 2012, is set forth below:

	Shares Held	Purchases	Sales	Dividend	Fair Value
Affiliate	July 31, 2012	(Cost)	(Proceeds)	Income	July 31, 2012
International Equity Fund
Chelindbank OJSC	53,536,950	$—	$—	$123,277	$4,416,798
Chimimport AD	9,548,462	—	911,170	—	5,248,258
Chimimport AD Preferred	6,416,021	—	—	—	6,990,445

126

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

	Shares Held	Purchases	Sales	Dividend	Fair Value
Affiliate	July 31, 2012	(Cost)	(Proceeds)	Income	July 31, 2012
Davento PLC GDR	5,006,914	$—	$—	$—	$2,453,390
Holcim Russia	656,887	—	—	—	24,961,687
Impact Developer & Contractor	13,915,995	—	83,511	—	381,031
LEV Insurance	4,078,860	—	—	—	2,833,861
Siderurgica Venezolana Sivensa	2,847,910	—	—	2,319,134	4,834,648
Sparki Eltos Lovetch	1,365,515	—	10,883	—	468,985
Toza Markovic ad Kikinda	78,160	—	—	—	1,599,675

					$54,188,778

5.	Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These common disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a portfolio’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRS. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for public entities for interim and annual periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the adoption of ASU 2011-11 will have on the Funds’ financial statement disclosures.

6.	Subsequent Events

Management has considered the circumstances under which the Funds should recognize or make disclosures regarding events or transactions occurring subsequent to July 31, 2012 through the date the financial statements were issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

127

Item 2. Controls and Procedures
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17CFR 270.30a-3(c)), are effective based on their evaluation, as required by Rule 30a-3(b) under the Act (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d15(b)), of the Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.
(b) There have been no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a3(d) under the Act (17 CFR 270.30a-3(d)) during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the Registrant’s internal control over financial reporting.
Item 3. Exhibits
(a) Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under Act (17 CFR 270.30a-2(a)), are attached hereto as Exhibit 99.CERT.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Artio Select Opportunities Fund Inc.

By:	/S/ Anthony Williams
Anthony Williams President (Principal Executive Officer)
Date: September 28, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ Anthony Williams
Anthony Williams
President (Principal Executive Officer)
Date: September 28, 2012

By:	/S/ Timothy Clemens
Timothy Clemens
Chief Financial Officer (Principal Financial Officer)
Date: September 28, 2012